UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Pathfinder Aggressive (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	584	$3,432
Ivy Funds VIP Dividend Opportunities	656	4,783
Ivy Funds VIP Growth	1,285	13,725
Ivy Funds VIP International Core Equity	621	9,494
Ivy Funds VIP International Growth	1,345	10,897
Ivy Funds VIP Limited-Term Bond	662	3,429
Ivy Funds VIP Mid Cap Growth	830	6,872
Ivy Funds VIP Small Cap Growth	548	5,547
Ivy Funds VIP Small Cap Value	354	5,502
Ivy Funds VIP Value	830	4,806

TOTAL AFFILIATED MUTUAL FUNDS – 99.1%		$68,487
(Cost: $69,331)

SHORT-TERM SECURITIES – 0.9%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (A)	$622	$622

(Cost: $622)

TOTAL INVESTMENT SECURITIES – 100.0%		$69,109
(Cost: $69,953)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(10)

NET ASSETS – 100.0%		$69,099

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$68,487	$—	$—
Short-Term Securities	—	622	—
Total	$68,487	$622	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$69,953
Gross unrealized appreciation	1,594
Gross unrealized depreciation	(2,438)
Net unrealized depreciation	$(844)

SCHEDULE OF INVESTMENTS Pathfinder Conservative (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	4,547	$26,702
Ivy Funds VIP Dividend Opportunities	2,480	18,077
Ivy Funds VIP Growth	1,200	12,813
Ivy Funds VIP International Core Equity	345	5,276
Ivy Funds VIP International Growth	654	5,299
Ivy Funds VIP Limited-Term Bond	1,030	5,337
Ivy Funds VIP Mid Cap Growth	258	2,139
Ivy Funds VIP Money Market	21,338	21,338
Ivy Funds VIP Small Cap Growth	640	6,473
Ivy Funds VIP Small Cap Value	69	1,070
Ivy Funds VIP Value	369	2,136

TOTAL AFFILIATED MUTUAL FUNDS – 99.4%		$106,660
(Cost: $102,515)

SHORT-TERM SECURITIES – 0.6%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (A)	$630	$630

(Cost: $630)

TOTAL INVESTMENT SECURITIES – 100.0%		$107,290
(Cost: $103,145)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(40)

NET ASSETS – 100.0%		$107,250

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$106,660	$—	$—
Short-Term Securities	—	630	—
Total	$106,660	$630	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$103,145
Gross unrealized appreciation	4,182
Gross unrealized depreciation	(37)
Net unrealized appreciation	$4,145

SCHEDULE OF INVESTMENTS Pathfinder Moderate (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	17,879	$104,991
Ivy Funds VIP Dividend Opportunities	14,343	104,529
Ivy Funds VIP Growth	9,831	104,964
Ivy Funds VIP International Core Equity	3,619	55,325
Ivy Funds VIP International Growth	10,290	83,345
Ivy Funds VIP Limited-Term Bond	6,749	34,973
Ivy Funds VIP Mid Cap Growth	3,384	28,031
Ivy Funds VIP Money Market	69,914	69,914
Ivy Funds VIP Small Cap Growth	4,893	49,492
Ivy Funds VIP Small Cap Value	1,806	28,055
Ivy Funds VIP Value	6,045	35,004

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$698,623
(Cost: $664,136)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (A)	$907	$907

(Cost: $907)

TOTAL INVESTMENT SECURITIES – 100.0%		$699,530
(Cost: $665,043)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(345)

NET ASSETS – 100.0%		$699,185

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$698,623	$—	$—
Short-Term Securities	—	907	—
Total	$698,623	$907	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$665,043
Gross unrealized appreciation	34,487
Gross unrealized depreciation	—
Net unrealized appreciation	$34,487

SCHEDULE OF INVESTMENTS Pathfinder Moderately Aggressive (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	14,582	$85,628
Ivy Funds VIP Dividend Opportunities	17,547	127,876
Ivy Funds VIP Growth	12,027	128,411
Ivy Funds VIP International Core Equity	5,534	84,603
Ivy Funds VIP International Growth	15,735	127,450
Ivy Funds VIP Limited-Term Bond	8,256	42,784
Ivy Funds VIP Mid Cap Growth	5,174	42,865
Ivy Funds VIP Money Market	42,765	42,765
Ivy Funds VIP Small Cap Growth	6,841	69,197
Ivy Funds VIP Small Cap Value	3,867	60,063
Ivy Funds VIP Value	7,395	42,822

TOTAL AFFILIATED MUTUAL FUNDS – 99.9%		$854,464
(Cost: $821,115)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (A)	$447	$447

(Cost: $447)

TOTAL INVESTMENT SECURITIES – 100.0%		$854,911
(Cost: $821,562)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		108

NET ASSETS – 100.0%		$855,019

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$854,464	$—	$—
Short-Term Securities	—	447	—
Total	$854,464	$447	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$821,562
Gross unrealized appreciation	35,669
Gross unrealized depreciation	(2,320)
Net unrealized appreciation	$33,349

SCHEDULE OF INVESTMENTS Pathfinder Moderately Conservative (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Bond	7,865	$46,183
Ivy Funds VIP Dividend Opportunities	4,732	34,485
Ivy Funds VIP Growth	3,027	32,321
Ivy Funds VIP International Core Equity	746	11,408
Ivy Funds VIP International Growth	2,829	22,914
Ivy Funds VIP Limited-Term Bond	2,227	11,538
Ivy Funds VIP Mid Cap Growth	1,116	9,248
Ivy Funds VIP Money Market	34,599	34,599
Ivy Funds VIP Small Cap Growth	1,384	13,996
Ivy Funds VIP Small Cap Value	149	2,314
Ivy Funds VIP Value	1,994	11,548

TOTAL AFFILIATED MUTUAL FUNDS – 99.7%		$230,554
(Cost: $220,849)

SHORT-TERM SECURITIES – 0.3%	Principal
Master Note
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (A)	$626	$626

(Cost: $626)

TOTAL INVESTMENT SECURITIES – 100.0%		$231,180
(Cost: $221,475)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(17)

NET ASSETS – 100.0%		$231,163

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$230,554	$—	$—
Short-Term Securities	—	626	—
Total	$230,554	$626	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$221,475
Gross unrealized appreciation	9,841
Gross unrealized depreciation	(136)
Net unrealized appreciation	$9,705

SCHEDULE OF INVESTMENTS Asset Strategy (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel, Accessories & Luxury Goods – 4.0%
Compagnie Financiere Richemont S.A. (A)(B)	562	$33,700
Prada S.p.A. (A)(B)	510	3,807
Prada S.p.A. (A)(B)(C)	1,875	13,998

		51,505

Application Software – 0.8%
Intuit Inc.	186	10,922

Asset Management & Custody Banks – 3.7%
Apollo Global Management, LLC	621	9,105
Blackstone Group L.P. (The)	1,287	18,377
Carlyle Group L.P. (The) (A)	440	11,556
KKR & Co. L.P.	608	9,191

		48,229

Automobile Manufacturers – 4.1%
Bayerische Motoren Werke AG (B)	358	26,159
Hyundai Motor Company (B)	117	26,528

		52,687

Broadcasting – 2.4%
CBS Corporation, Class B	861	31,280

Casinos & Gaming – 12.9%
Galaxy Entertainment Group Limited (A)(B)(C)	8,023	26,902
Sands China Ltd. (B)	1,498	5,593
Sands China Ltd. (B)(C)	12,791	47,756
Wynn Macau, Limited (B)	6,538	17,663
Wynn Resorts, Limited	606	69,946

		167,860

Computer Hardware – 3.1%
Apple Inc. (A)	61	40,503

Construction & Farm Machinery & Heavy Trucks – 2.7%
Caterpillar Inc. (D)	221	18,989
Cummins Inc.	178	16,413

		35,402

Diversified Banks – 1.0%
China Minsheng Banking Corp., Ltd., H Shares (A)(B)	3,545	2,798
China Minsheng Banking Corp., Ltd., H Shares (A)(B)(C)	12,556	9,910

		12,708

Fertilizers & Agricultural Chemicals – 0.0%
Mosaic Company (A)	11	611

Hotels, Resorts & Cruise Lines – 1.5%
Starwood Hotels & Resorts Worldwide, Inc. (D)	328	19,022

Integrated Oil & Gas – 5.2%
Exxon Mobil Corporation	109	9,968
Occidental Petroleum Corporation (D)	202	17,400
Royal Dutch Shell plc, Class A (B)	400	13,810
StatoilHydro ASA (B)	497	12,820
Total S.A. (B)	246	12,178

		66,176

Internet Software & Services – 6.5%
Baidu.com, Inc., ADR (A)	296	34,551
Google Inc., Class A (A)	31	23,314
Tencent Holdings Limited (B)	755	25,708

		83,573

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corporation, Class A (A)(D)	321	22,447

Life & Health Insurance – 3.2%
AIA Group Limited (A)(B)	2,994	11,158
AIA Group Limited (A)(B)(C)	7,628	28,428
Ping An Insurance Group Co of China Ltd (B)	351	2,341

		41,927

Movies & Entertainment – 4.1%
Delta Topco Limited (A)(E)	56,728	42,418
News Corporation Limited, Class A (A)	429	10,511

		52,929

Oil & Gas Drilling – 0.8%
Seadrill Limited (B)	277	10,799

Oil & Gas Exploration & Production – 3.1%
ConocoPhillips (D)	708	40,478

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	395	18,321

Pharmaceuticals – 4.7%
GlaxoSmithKline plc (B)	688	15,869
Pfizer Inc.	1,197	29,745
Sanofi-Aventis (B)	188	16,021

		61,635

Restaurants – 1.3%
Starbucks Corporation	329	16,702

Semiconductor Equipment – 1.8%
ASML Holding N.V., Ordinary Shares (B)	432	23,072

Semiconductors – 1.1%
Intel Corporation	642	14,561

Specialized Finance – 1.0%
CME Group Inc. (D)	231	13,253

Tobacco – 2.1%
Philip Morris International Inc.	307	27,585

TOTAL COMMON STOCKS – 74.2%		$964,187
(Cost: $746,579)

PREFERRED STOCKS
Automobile Manufacturers – 4.8%
Volkswagen AG, 2.260% (A)(B)	229	41,812
Volkswagen AG, 2.260% (A)(B)(C)	114	20,868

		62,680

TOTAL PREFERRED STOCKS – 4.8%		$62,680
(Cost: $35,898)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
BHP Billiton Ltd,
Call $70.00, Expires 11–17–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	61	12
Caterpillar Inc:
Call $97.50, Expires 11–17–12, OTC (Ctrpty: Deutsche Bank AG)	202	6
Call $97.50, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	202	26
Cisco Systems, Inc.:
Call $19.00, Expires 10–22–12, OTC (Ctrpty: Deutsche Bank AG)	2,400	91
Call $19.00, Expires 10–22–12	2,073	80
Compagnie Financiere Richemont S.A.:
Call CHF64.00, Expires 11–16–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(F)	166	6
Call CHF66.00, Expires 11–16–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(F)	202	3
Call CHF66.00, Expires 12–21–12, OTC (Ctrpty: JPMorgan Chase Bank N.A.)(F)	202	9
Call CHF68.00, Expires 12–21–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	202	5
Cummins Inc.:
Call $110.00, Expires 11–19–12, OTC (Ctrpty: Barclays Bank plc)	81	2
Call $115.00, Expires 12–22–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	81	3
Euro (Currency):
Put $1.16, Expires 10–25–12, OTC (Ctrpty: Deutsche Bank AG)(F)	1	—	*
Put $1.18, Expires 10–26–12, OTC (Ctrpty: Deutsche Bank AG)(F)	1	1
Put $1.19, Expires 11–9–12, OTC (Ctrpty: Deutsche Bank AG)(F)	1	5
Put $1.21, Expires 11–21–12, OTC (Ctrpty: Deutsche Bank AG)(F)	1	19
Freeport-McMoRan Copper & Gold Inc., Class B,
Call $41.00, Expires 11–19–12	328	42
Goldman Sachs Group, Inc. (The),
Call $135.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	365	32
Google Inc., Class A,
Call $800.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	65	155
Home Depot, Inc. (The),
Call $65.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	215	16
Intel Corp,
Call $25.00, Expires 12–22–12	1,942	40
International Business Machines Corporation,
Call $215.00, Expires 1–22–13, OTC (Ctrpty: Barclays Bank plc)	223	90
JPMorgan Chase & Co.,
Call $45.00, Expires 1–22–13, OTC (Ctrpty: Citibank N.A.)	1,095	56
Microsoft Corp,
Call $33.00, Expires 12–22–12	1,457	30
Oracle Corporation,
Call $35.00, Expires 1–22–13, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	1,376	50
QUALCOMM Incorporated:
Call $67.50, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	495	75
Call $70.00, Expires 1–22–13, OTC (Ctrpty: Deutsche Bank AG)	234	22
Rio Tinto plc, ADR:

Call $52.50, Expires 10–22–12, OTC (Ctrpty: Goldman Sachs International)	112	2
Call $62.50, Expires 10–22–12, OTC (Ctrpty: Deutsche Bank AG)	120	—	*
Starwood Hotels & Resorts Worldwide Inc,
Call $60.00, Expires 11–17–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	189	33
Union Pacific Corporation:
Call $125.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	257	74
Call $130.00, Expires 1–22–13, OTC (Ctrpty: UBS AG)	110	16
Volkswagen AG,
Call EUR160.00, Expires 12–21–12, OTC (Ctrpty: Morgan Stanley & Co., Inc.)(F)	327	101
Wells Fargo & Co,
Call $39.00, Expires 1–19–13, OTC (Ctrpty: Deutsche Bank AG)	1,258	30

TOTAL PURCHASED OPTIONS – 0.1%		$1,132
(Cost: $2,664)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation, 2.910%, 1–18–15 (G)	$1,050	1,054

Homebuilding – 0.0%
Desarrolladora Homex, S.A. de C.V., 7.500%, 9–28–15	327	327

Independent Power Producers & Energy Traders – 0.1%
CESP – Companhia Energetica de Sao Paulo, 9.750%, 1–15–15 (C)(F)	BRL1,550	1,095

Movies & Entertainment – 4.6%
Circuit of the Americans LLC, Series A, 16.000%, 7–31–18	$2,500	2,500
Circuit of the Americans LLC, Series B, 16.000%, 7–31–18 (H)	2,500	2,500
Delta Topco Limited, 10.000%, 11–24–60 (E)(H)	55,464	55,434

		60,434

TOTAL CORPORATE DEBT SECURITIES – 4.8%		$62,910
(Cost: $63,236)

SENIOR LOANS
Movies & Entertainment – 1.2%
Formula One Holdings Ltd. and Alpha Topco Limited, 6.250%, 4–30–18 (G)	14,919	15,022

TOTAL SENIOR LOANS – 1.2%		$15,022
(Cost: $14,641)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.500%, 9–15–17 (I)	943	56
5.000%, 11–15–17 (I)	51	1
5.000%, 4–15–19 (I)	179	6
5.500%, 3–15–23 (I)	196	20
5.000%, 5–15–23 (I)	9	—	*
5.000%, 8–15–23 (I)	56	1
5.500%, 10–15–25 (I)	564	78
5.500%, 3–15–31 (I)	24	—	*
6.000%, 11–15–35 (I)	347	56

Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (I)	265	32
5.000%, 8–25–23 (I)	68	1
5.000%, 11–25–23 (I)	143	5
5.500%, 8–25–33 (I)	413	48
5.500%, 4–25–34 (I)	711	89
5.500%, 11–25–36 (I)	983	123
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 6–20–31 (I)	175	2
5.500%, 3–20–32 (I)	244	19
5.000%, 7–20–33 (I)	123	7
5.500%, 11–20–33 (I)	559	42
5.500%, 6–20–35 (I)	500	81
5.500%, 7–20–35 (I)	332	47
5.500%, 10–16–35 (I)	242	42

		756

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$756
(Cost: $2,077)
BULLION – 9.9%	Troy Ounces
Gold	72	$128,336

(Cost: $70,403)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.2%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.150%, 10–15–12 (J)	$5,000	5,000
E.I. du Pont de Nemours and Company, 0.130%, 11-2-12 (J)	10,000	9,998
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 10–18–12 (J)	6,000	6,000
Kroger Co. (The), 0.400%, 10–3–12 (J)	5,000	5,000
Prudential Funding LLC, 0.100%, 10–1–12 (J)	2,526	2,526
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.160%, 12–7–12 (J)	3,000	2,999
Toyota Motor Credit Corporation, 0.110%, 11–29–12 (J)	4,000	3,999
United Technologies Corporation, 0.120%, 10–17–12 (J)	5,000	5,000
Verizon Communications Inc., 0.410%, 12–11–12 (J)	5,000	4,996
Walt Disney Company (The), 0.120%, 11–8–12 (J)	5,000	4,999
Wisconsin Electric Power Co., 0.210%, 10–11–12 (J)	4,000	4,000

		54,517

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (K)	2,485	2,485

Treasury Bills – 0.4%
United States Treasury Bills, 0.140%, 3–28–13	5,000	4,997

TOTAL SHORT-TERM SECURITIES – 4.8%		$61,999
(Cost: $61,999)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,297,022
(Cost: $997,497)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,713

NET ASSETS – 100.0%		$1,298,735

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$349,567	$—	$42,418
Consumer Staples	27,585	—	—
Energy	135,774	—	—
Financials	116,117	—	—
Health Care	61,635	—	—
Industrials	35,402	—	—
Information Technology	195,078	—	—
Materials	611	—	—
Total Common Stocks	$921,769	$—	$42,418
Preferred Stocks	62,680	—	—
Purchased Options	192	940	—
Corporate Debt Securities	—	2,476	60,434
Senior Loans	—	15,022	—
United States Government Agency Obligations	—	756	—
Bullion	128,336	—	—
Short-Term Securities	—	61,999	—
Total	$1,112,977	$81,193	$102,852
Forward Foreign Currency Contracts	$—	$275	$—
Liabilities
Written Options	$181	$3,540	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 1-1-12	$—	$—
Net realized gain (loss)	—	—
Net unrealized appreciation (depreciation)	(487)	(706)
Purchases	42,905	87,901
Sales	—	(26,761)
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 9-30-12	$42,418	$60,434
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-12	$(487)	$(706)

There were no transfers between any levels during the period ended September 30, 2012.

Quantitative Information about Level 3 fair value measurements:

At September 30, 2012, Asset Strategy Portfolio held investments in private-placement common stock (minority stake) and corporate debt securities of an issuer. Because of the unique nature of these securities, the Fund determined the enterprise value after considering the results of multiple valuation methodologies, including both a comparison to market comparable companies and a discounted cash flow model. The total enterprise value was then allocated between the common stock and corporate debt securities held by the Fund.

Under the market comparable companies’ model, the most significant input was the price-earnings ratio, for which a range of 19 to 22 was considered to be the range that market participants would take into account when pricing the issuer.

Using a discounted cash flows model, the most significant inputs (and related range of assumptions anticipated to be used by market participants) were the long-term growth rate (1.5%-3.5%), the weighted average cost of capital (7.5%-9.0%), the anticipated future tax rate (2.5%-23%), and the future gross profit percentage (2.5%-9.8%).

The Fund also applied an illiquidity discount of 5-10% for purposes of this valuation.

Significant changes in any of these inputs would result in a significantly lower or higher fair value measurement.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Deutsche Bank AG	7,900	10-15-12	$40	$—
Sell	Euro	Morgan Stanley International	14,300	10-15-12	69	—
Sell	Euro	Goldman Sachs International	30,000	10-15-12	166	—
					$275	$—

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Caterpillar Inc	Deutsche Bank AG	Put	202	November 2012	$80.00	$37	$(34)
	Deutsche Bank AG	Put	202	January 2013	80.00	57	(68)
Compagnie Financiere Richemont S.A.	JPMorgan Chase Bank N.A.	Put	202	November 2012	CHF56.00	34	(46)
	Morgan Stanley & Co., Inc.	Put	404	December 2012	54.00	77	(89)
Cummins Inc.	Barclays Bank plc	Put	81	November 2012	$92.50	24	(39)
	Morgan Stanley & Co., Inc.	Put	32	December 2012	87.50	11	(13)
	Morgan Stanley & Co., Inc.	Put	49	December 2012	90.00	17	(25)
Euro (Currency)	Deutsche Bank AG	Call	1	October 2012	1.25	198	(699)
	Deutsche Bank AG	Call	1	October 2012	1.27	185	(417)
	Deutsche Bank AG	Call	1	November 2012	1.27	182	(541)
	Deutsche Bank AG	Call	1	November 2012	1.29	183	(351)
Goldman Sachs Group, Inc. (The)	Barclays Bank plc	Put	365	January 2013	110.00	116	(202)
Google Inc., Class A	Barclays Bank plc	Put	65	January 2013	650.00	87	(67)
Home Depot, Inc. (The)	UBS AG	Put	215	January 2013	55.00	26	(21)
Intel Corp	N/A	Put	1,942	December 2012	21.00	84	(91)
International Business Machines Corporation	Barclays Bank plc	Put	223	January 2013	185.00	68	(48)
JPMorgan Chase & Co.	Citibank N.A.	Put	1,095	January 2013	37.00	120	(132)
Microsoft Corp	N/A	Put	1,457	December 2012	28.00	76	(90)
Oracle Corporation	JPMorgan Chase Bank N.A.	Put	1,376	January 2013	29.00	109	(107)
QUALCOMM Incorporated	Deutsche Bank AG	Put	495	January 2013	57.50	99	(87)
	Deutsche Bank AG	Put	234	January 2013	60.00	45	(60)
Rio Tinto plc, ADR	Deutsche Bank AG	Put	120	October 2012	47.50	38	(24)
Union Pacific Corporation	UBS AG	Put	367	January 2013	110.00	97	(108)
Volkswagen AG	Morgan Stanley & Co., Inc.	Put	129	December 2012	EUR135.00	99	(92)
	Citibank N.A.	Put	174	December 2012	135.00	132	(124)
Wells Fargo & Co	Deutsche Bank AG	Put	1,258	January 2013	$33.00	95	(146)
						$2,296	$(3,721)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $148,957 or 11.5% of net assets.

(D)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(E)	Restricted and illiquid securities. At September 30, 2012, the Portfolio owned the following restricted and illiquid securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Limited	1-23-12 to 5-1-12	56,728	$36,513	$42,418

		Principal
Delta Topco Limited	1-23-12 to 6-18-12	$55,464	56,140	55,434
			$92,653	$97,852

The total value of these securities represented 7.5% of net assets at September 30, 2012.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CHF - Swiss Franc and EUR - Euro).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(H)	Payment-in-kind bonds.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at September 30, 2012.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$997,497
Gross unrealized appreciation	315,313
Gross unrealized depreciation	(15,788)
Net unrealized appreciation	$299,525

SCHEDULE OF INVESTMENTS Balanced (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.6%
Honeywell International Inc.	65	$3,902
Precision Castparts Corp.	34	5,570

		9,472

Apparel Retail – 2.2%
Limited Brands, Inc.	167	8,231

Application Software – 1.1%
Intuit Inc.	70	4,122

Asset Management & Custody Banks – 0.5%
Northern Trust Corporation	43	1,991

Auto Parts & Equipment – 0.9%
BorgWarner Inc. (A)	47	3,269

Brewers – 2.6%
Anheuser-Busch InBev S.A., ADR (A)	105	9,046

Broadcasting – 1.8%
CBS Corporation, Class B	175	6,343

Communications Equipment – 1.1%
QUALCOMM Incorporated	62	3,849

Computer Hardware – 3.4%
Apple Inc. (A)	19	12,678

Distillers & Vintners – 1.9%
Brown-Forman Corporation, Class B	106	6,939

Electric Utilities – 1.3%
PPL Corporation	167	4,854

Fertilizers & Agricultural Chemicals – 1.5%
Monsanto Company	58	5,306

Food Retail – 1.5%
Whole Foods Market, Inc.	57	5,571

Footwear – 1.2%
NIKE, Inc., Class B	46	4,328

Health Care Distributors – 1.2%
Henry Schein, Inc. (A)	53	4,170

Health Care Equipment – 1.3%
Covidien plc	78	4,635

Home Improvement Retail – 0.9%
Home Depot, Inc. (The)	56	3,387

Hotels, Resorts & Cruise Lines – 1.7%
Hyatt Hotels Corporation, Class A (A)	152	6,095

Household Products – 1.1%
Colgate-Palmolive Company	38	4,042

Industrial Machinery – 0.9%
Pall Corporation	50	3,187

Integrated Oil & Gas – 1.1%
Exxon Mobil Corporation	43	3,951

Integrated Telecommunication Services – 1.0%
AT&T Inc.	97	3,638

Internet Retail – 1.3%
Amazon.com, Inc. (A)	19	4,730

Internet Software & Services – 1.6%
Google Inc., Class A (A)	8	5,810

Motorcycle Manufacturers – 1.4%
Harley-Davidson, Inc.	122	5,182

Multi-Utilities – 1.2%
DTE Energy Company	70	4,178

Oil & Gas Equipment & Services – 4.4%
Core Laboratories N.V.	33	3,948
National Oilwell Varco, Inc.	101	8,114
Schlumberger Limited	53	3,812

		15,874

Oil & Gas Exploration & Production – 2.8%
Cabot Oil & Gas Corporation	89	4,010
ConocoPhillips	110	6,284

		10,294

Oil & Gas Refining & Marketing – 1.1%
Phillips 66	86	3,976

Oil & Gas Storage & Transportation – 0.4%
Regency Energy Partners LP	54	1,269

Other Diversified Financial Services – 1.3%
JPMorgan Chase & Co.	115	4,643

Packaged Foods & Meats – 2.8%
Hershey Foods Corporation	55	3,928
Mead Johnson Nutrition Company	82	6,017

		9,945

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	80	4,907

Pharmaceuticals – 4.3%
Allergan, Inc.	58	5,330
GlaxoSmithKline plc, ADR	109	5,031
Johnson & Johnson	82	5,636

		15,997

Property & Casualty Insurance – 2.8%
Berkshire Hathaway Inc., Class B (A)	68	5,963
Travelers Companies, Inc. (The)	55	3,775

		9,738

Railroads – 2.6%
Kansas City Southern	53	4,039
Union Pacific Corporation	46	5,484

		9,523

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	100	6,316

Restaurants – 1.3%
Starbucks Corporation	90	4,552

Semiconductor Equipment – 2.1%
ASML Holding N.V., NY Registry Shares	81	4,358
KLA-Tencor Corporation	66	3,168

		7,526

Semiconductors – 1.4%
Microchip Technology Incorporated	151	4,937

Systems Software – 1.3%
Oracle Corporation	150	4,714

Tobacco – 1.6%
Philip Morris International Inc.	66	5,945

TOTAL COMMON STOCKS – 71.6%		$259,160
(Cost: $185,899)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.0%
United Technologies Corporation,
1.200%, 6–1–15	$100	102

Apparel Retail – 0.7%
Limited Brands, Inc.:
6.900%, 7–15–17	250	288
6.625%, 4–1–21	1,460	1,657
5.625%, 2–15–22	414	446

		2,391

Apparel, Accessories & Luxury Goods – 0.3%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (B)	1,000	1,009

Automobile Manufacturers – 0.9%
Ford Motor Company, Convertible,
4.250%, 11–15–16	2,000	2,759
Toyota Motor Credit Corporation,
2.050%, 1–12–17	500	520

		3,279

Banking – 0.2%
Commonwealth Bank of Australia New York,
1.950%, 3–16–15	600	613

Biotechnology – 0.2%
Amgen Inc.,
2.125%, 5–15–17	750	775

Brewers – 0.4%
Anheuser-Busch InBev Worldwide Inc.:
3.000%, 10–15–12	500	500
5.375%, 11–15–14	500	550
SABMiller Holdings Inc.,
3.750%, 1–15–22 (B)	250	272

		1,322

Broadcasting – 1.0%
CBS Corporation:
8.875%, 5–15–19	1,500	2,011
4.300%, 2–15–21	500	556
Discovery Communications, LLC:
4.375%, 6–15–21	500	561
3.300%, 5–15–22	200	208

		3,336

Cable & Satellite – 0.6%
DIRECTV Holdings LLC,
2.400%, 3–15–17	750	770
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	500	532
News American Incorporated,
3.000%, 9–15–22 (B)	1,000	1,009

		2,311

Construction & Farm Machinery & Heavy Trucks – 0.4%
Caterpillar Inc.:
0.535%, 11–21–12 (C)	300	300
1.375%, 5–27–14	500	507
John Deere Capital Corporation,
5.250%, 10–1–12	750	750

		1,557

Consumer Finance – 0.9%
American Express Credit Corporation,
5.125%, 8–25–14	400	433
Capital One Financial Corporation,
2.125%, 7–15–14	500	510
Caterpillar Financial Services Corporation,
1.550%, 12–20–13	500	507
Ford Motor Credit Company LLC:
3.875%, 1–15–15	500	523
7.000%, 4–15–15	750	840
Penske Truck Leasing Co., L.P. and PTL Finance Corp.,
2.500%, 7–11–14 (B)	250	252
USAA Capital Corporation,
1.050%, 9–30–14 (B)	500	503

		3,568

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	800	896

Distillers & Vintners – 0.1%
Beam Inc.,
1.875%, 5–15–17	300	307

Diversified Banks – 0.6%
Bank of Montreal,
1.300%, 10–31–14 (B)	500	509
Bank of New York Mellon Corporation (The),
1.500%, 1–31–14	500	507
Barclays Bank plc,
2.375%, 1–13–14	300	305
U.S. Bancorp,
4.200%, 5–15–14	500	530
Wells Fargo & Company,
3.676%, 6–15–16 (C)	250	272

		2,123

Diversified Metals & Mining – 0.2%
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14	500	563

Drug Retail – 0.3%
CVS Caremark Corporation,
3.250%, 5–18–15	950	1,010

Electric Utilities – 0.4%
Hydro-Quebec,
8.000%, 2–1–13	1,500	1,538

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Company,
2.750%, 4–15–16	500	534

Food Distributors – 0.4%
Campbell Soup Company,
2.500%, 8–2–22	200	200
Cargill, Inc.,
4.307%, 5–14–21 (B)	1,219	1,352

		1,552

General Merchandise Stores – 0.1%
Target Corporation,
1.125%, 7–18–14	500	506

Health Care Equipment – 0.1%
Stryker Corporation,
2.000%, 9–30–16	500	521

Health Care Services – 0.3%
Quest Diagnostics Incorporated,
3.200%, 4–1–16	1,000	1,059

Health Care Supplies – 0.1%
DENTSPLY International Inc.,
2.750%, 8–15–16	250	258

Home Improvement Retail – 0.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	375	444

Household Products – 0.1%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	254
Colgate-Palmolive Company,
1.250%, 5–1–14	250	254

		508

Hypermarkets & Super Centers – 0.3%
Wal-Mart Stores, Inc.,
2.875%, 4–1–15	875	927

Industrial Gases – 0.6%
Praxair, Inc.:
4.375%, 3–31–14	1,500	1,586
3.000%, 9–1–21	500	531

		2,117

Industrial Machinery – 0.7%
Eaton Corporation,
0.719%, 6–16–14 (C)	500	501
Illinois Tool Works Inc.,
5.150%, 4–1–14	1,500	1,604

		2,105

Integrated Oil & Gas – 0.1%
Cenovus Energy Inc.,
4.500%, 9–15–14	250	268

IT Consulting & Other Services – 0.4%
International Business Machines Corporation,
1.250%, 5–12–14	1,000	1,014

Leisure Products – 0.1%
Mattel, Inc.,
2.500%, 11–1–16	250	261

Life & Health Insurance – 0.7%
Metropolitan Life Global Funding I:
2.000%, 1–10–14 (B)	800	812
2.500%, 9–29–15 (B)	1,000	1,040
Prudential Financial, Inc.,
4.750%, 9–17–15	500	551

		2,403

Managed Health Care – 0.1%
WellPoint, Inc.,
1.875%, 1–15–18	500	504

Movies & Entertainment – 0.1%
Viacom Inc.,
4.375%, 9–15–14	500	535

Oil & Gas Equipment & Services – 0.4%
Schlumberger Investment S.A.,
1.250%, 8–1–17 (B)	500	500
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1–15–16 (B)	500	527
Transocean Inc.,
2.500%, 10–15–17	500	503

		1,530

Oil & Gas Exploration & Production – 0.6%
ConocoPhillips,
4.750%, 2–1–14	415	438
EOG Resources, Inc.,
2.500%, 2–1–16	1,000	1,054
Southwestern Energy Company,
4.100%, 3–15–22 (B)	600	637

		2,129

Other Diversified Financial Services – 0.9%
JPMorgan Chase & Co.:
4.650%, 6–1–14	1,000	1,060
3.450%, 3–1–16	1,000	1,066
3.150%, 7–5–16	500	529
7.900%, 4–29–49 (C)	500	568

		3,223

Other Non-Agency REMIC/CMO – 0.0%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (B)	17	—	*
8.000%, 3–31–11 (B)	4	—

		—	*

Packaged Foods & Meats – 0.3%
Kraft Foods Inc.,
4.125%, 2–9–16	1,000	1,098

Personal Products – 0.2%
Estee Lauder Companies, Inc. (The),
2.350%, 8–15–22	600	599

Pharmaceuticals – 0.3%
Roche Holdings Ltd,
5.000%, 3–1–14 (B)	952	1,010

Railroads – 0.1%
Burlington Northern Santa Fe, LLC,
3.050%, 3–15–22	400	414

Regional Banks – 0.1%
Canadian Imperial Bank of Commerce,
0.900%, 10–1–15	250	251

Restaurants – 0.1%
YUM! Brands, Inc.,
4.250%, 9–15–15	500	542

Retail Stores – 0.1%
Dollar General Corporation,
4.125%, 7–15–17	100	105
Fifth & Pacific Companies, Inc.,
10.500%, 4–15–19 (B)	200	225

		330

Semiconductors – 0.2%
Broadcom Corporation,
2.700%, 11–1–18	250	268
Texas Instruments Incorporated,
0.615%, 5–15–13 (C)	500	501

		769

Soft Drinks – 0.5%
PepsiCo, Inc.:
3.750%, 3–1–14	750	785
0.700%, 8–13–15	1,000	1,003

		1,788

Systems Software – 0.1%
Microsoft Corporation,
2.950%, 6–1–14	500	521

Tobacco – 0.2%
Philip Morris International Inc.,
4.500%, 3–26–20	750	881

Wireless Telecommunication Service – 0.5%
America Movil, S.A.B. de C.V.,
3.625%, 3–30–15	700	745
American Tower Corporation,
4.700%, 3–15–22	995	1,092

		1,837

TOTAL CORPORATE DEBT SECURITIES – 16.4%		$59,138
(Cost: $55,198)

OTHER GOVERNMENT SECURITIES
Israel – 0.1%
State of Israel,
4.000%, 6–30–22	500	531

Qatar – 0.2%
State of Qatar,
4.000%, 1–20–15 (B)	750	796

Supranational – 0.3%
International Bank for Reconstruction and Development, 2.375%, 5–26–15	900	948

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$2,275
(Cost: $2,141)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 1.5%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9–1–17	166	180
5.000%, 1–1–18	82	89
5.500%, 4–1–18	28	30
5.000%, 5–1–18	54	59
4.500%, 7–1–18	697	754
7.000%, 9–1–25	67	79
6.500%, 10–1–28	216	252
6.500%, 2–1–29	105	123
7.500%, 4–1–31	104	128
7.000%, 7–1–31	157	184
7.000%, 9–1–31	231	271
6.500%, 2–1–32	493	566
7.000%, 2–1–32	312	364
7.000%, 3–1–32	118	138
7.000%, 7–1–32	216	252
6.000%, 9–1–32	994	1,123
6.000%, 2–1–33	107	121
5.500%, 5–1–33	428	475
5.500%, 6–1–33	214	237
United States Department of Veterans Affairs, Guaranteed REMIC Pass- Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A, 8.293%, 12–15–26	56	66

		5,491

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.5%		$5,491
(Cost: $4,936)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 8.5%
United States Treasury Bonds:
7.500%, 11–15–16	1,500	1,929
6.250%, 8–15–23	5,250	7,621
United States Treasury Notes:
3.875%, 2–15–13	3,000	3,042
3.625%, 5–15–13	3,000	3,064
4.250%, 8–15–13	4,000	4,142
4.250%, 8–15–15	10,000	11,122

		30,920

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 8.5%		$30,920
(Cost: $27,115)

SHORT-TERM SECURITIES
Master Note – 0.3%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (D)	1,243	1,243

TOTAL SHORT-TERM SECURITIES – 0.3%		$1,243
(Cost: $1,243)

TOTAL INVESTMENT SECURITIES – 98.9%		$358,227
(Cost: $276,532)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		4,057

NET ASSETS – 100.0%		$362,284

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$259,160	$—	$—
Corporate Debt Securities	—	59,138	—	*
Other Government Securities	—	2,275	—
United States Government Agency Obligations	—	5,491	—
United States Government Obligations	—	30,920	—
Short-Term Securities	—	1,243	—
Total	$259,160	$99,067	$—	*

There were no transfers between any levels during the period ended September 30, 2012.

* Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $10,453 or 2.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$276,532
Gross unrealized appreciation	82,149
Gross unrealized depreciation	(454)
Net unrealized appreciation	$81,695

SCHEDULE OF INVESTMENTS Bond (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.7%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$5,775	$6,541
United Technologies Corporation,
6.125%, 2–1–19	3,000	3,753

		10,294

Apparel Retail – 1.4%
Limited Brands, Inc.:
8.500%, 6–15–19	3,485	4,199
7.000%, 5–1–20	1,000	1,135
5.625%, 2–15–22	2,665	2,872

		8,206

Apparel, Accessories & Luxury Goods – 0.8%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6–29–17 (A)	5,000	5,044

Automobile Manufacturers – 0.5%
Volkswagen International Finance N.V.,
2.375%, 3–22–17 (A)	3,000	3,116

Biotechnology – 1.3%
Amgen Inc.,
6.150%, 6–1–18	6,500	7,946

Brewers – 2.0%
Anheuser-Busch InBev Worldwide Inc.,
2.500%, 7–15–22	5,000	5,072
SABMiller Holdings Inc.,
2.450%, 1–15–17 (A)	3,000	3,139
SABMiller plc,
6.500%, 7–15–18 (A)	3,000	3,764

		11,975

Broadcasting – 2.4%
CBS Corporation,
8.875%, 5–15–19	6,000	8,043
Discovery Communications, LLC,
3.300%, 5–15–22	3,000	3,117
NBCUniversal Media, LLC,
5.150%, 4–30–20	2,810	3,331

		14,491

Cable & Satellite – 3.3%
Comcast Corporation,
5.150%, 3–1–20	5,000	5,949
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.:
3.500%, 3–1–16	4,000	4,257
3.800%, 3–15–22	2,500	2,573
Time Warner Inc.,
4.750%, 3–29–21	5,750	6,642

		19,421

Coal & Consumable Fuels – 1.4%
Joy Global Inc.,
6.000%, 11–15–16	5,300	6,109
Peabody Energy Corporation,
6.500%, 9–15–20	2,000	2,045

		8,154

Consumer Finance – 2.8%
American Express Credit Corporation,
2.750%, 9–15–15	2,000	2,107
Capital One Financial Corporation,
6.750%, 9–15–17	6,500	7,963
Ford Motor Credit Company LLC:
7.000%, 4–15–15	5,000	5,600
4.250%, 9–20–22	1,000	1,025

		16,695

Data Processing & Outsourced Services – 2.4%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	8,000	8,955
Western Union Company (The),
3.650%, 8–22–18	5,000	5,539

		14,494

Department Stores – 0.7%
Macy’s Retail Holdings, Inc.,
3.875%, 1–15–22	4,000	4,313

Distillers & Vintners – 1.9%
Beam Inc.,
3.250%, 5–15–22	3,000	3,105
Diageo Capital plc,
5.750%, 10–23–17	6,500	7,936

		11,041

Distributors – 0.5%
QVC, Inc.,
5.125%, 7–2–22 (A)	3,000	3,178

Diversified Banks – 3.3%
HSBC Holdings plc,
5.100%, 4–5–21	7,000	8,089
U.S. Bancorp,
4.125%, 5–24–21	4,000	4,574
Wells Fargo & Company,
3.676%, 6–15–16 (B)	6,000	6,532

		19,195

Diversified Capital Markets – 0.5%
Credit Suisse AG,
3.500%, 3–23–15	3,000	3,171

Diversified Chemicals – 1.3%
Dow Chemical Company (The),
8.550%, 5–15–19	5,500	7,377

Diversified Metals & Mining – 1.0%
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	5,500	5,860

Electric Utilities – 2.6%
Detroit Edison Company (The),
3.900%, 6–1–21	4,875	5,491
NextEra Energy Capital Holdings, Inc.,
7.875%, 12–15–15	5,000	5,973
PacifiCorp,
2.950%, 2–1–22	4,000	4,240

		15,704

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.:
7.750%, 7–15–16	2,000	2,315
8.250%, 3–15–18	3,150	3,741

		6,056

Environmental & Facilities Services – 2.3%
Republic Services, Inc.,
4.750%, 5–15–23	6,000	6,898
Waste Management, Inc.,
4.600%, 3–1–21	5,600	6,380

		13,278

Forest Products – 1.2%
Georgia-Pacific, LLC,
5.400%, 11–1–20 (A)	6,000	7,034

Health Care Services – 2.8%
Aristotle Holding, Inc.,
3.500%, 11–15–16 (A)	2,000	2,163
Medco Health Solutions, Inc.:
7.125%, 3–15–18	3,000	3,768

4.125%, 9–15–20	3,500	3,859
Quest Diagnostics Incorporated,
3.200%, 4–1–16	6,000	6,358

		16,148

Health Care Supplies – 0.4%
DENTSPLY International Inc.,
4.125%, 8–15–21	2,500	2,628

Home Improvement Retail – 1.2%
Home Depot, Inc. (The),
4.400%, 4–1–21	6,000	7,097

Household Products – 0.9%
Clorox Company (The),
3.050%, 9–15–22	2,500	2,550
Procter & Gamble Company (The),
8.000%, 9–1–24	2,000	3,022

		5,572

Independent Finance – 0.5%
John Deere Capital Corporation,
2.800%, 1–27–23	3,000	3,100

Industrial Conglomerates – 1.2%
General Electric Capital Corporation,
5.625%, 5–1–18	6,000	7,078

Integrated Telecommunication Services – 1.5%
Verizon Communications Inc.,
8.750%, 11–1–18	6,500	9,077

Investment Banking & Brokerage – 1.9%
Goldman Sachs Group, Inc. (The),
5.375%, 3–15–20	5,500	6,139
Morgan Stanley,
4.100%, 1–26–15	5,000	5,178

		11,317

Life & Health Insurance – 0.7%
Prudential Financial, Inc.,
4.750%, 9–17–15	4,000	4,405

Multi-Utilities – 2.9%
Dominion Resources, Inc.,
5.250%, 8–1–33	2,500	2,897
Dominion Resources, Inc., Ser B,
2.750%, 9–15–22	3,000	3,020
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	3,000	3,325
NorthWestern Corporation,
6.340%, 4–1–19	3,000	3,571
Pacific Gas and Electric Company,
3.500%, 10–1–20	4,000	4,415

		17,228

Office Electronics – 1.2%
Xerox Corporation,
6.350%, 5–15–18	5,952	6,990

Oil & Gas Equipment & Services – 1.8%
Enterprise Products Operating LLC,
4.050%, 2–15–22	2,000	2,187
Halliburton Company:
6.150%, 9–15–19	4,000	4,988
6.750%, 2–1–27	1,400	1,861
Schlumberger Investment S.A. (GTD by Schlumberger Limited),
3.300%, 9–14–21 (A)	1,500	1,598

		10,634

Oil & Gas Exploration & Production – 1.2%
Petrohawk Energy Corporation,
7.250%, 8–15–18	6,500	7,386

Oil & Gas Storage & Transportation – 1.1%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	3,514	3,736
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	2,000	2,658

		6,394

Other Diversified Financial Services – 2.9%
Bank of America Corporation:
6.500%, 8–1–16	2,000	2,313
5.650%, 5–1–18	4,000	4,561
ING Bank N.V.,
4.000%, 3–15–16 (A)	3,000	3,173
JPMorgan Chase & Co.,
6.000%, 1–15–18	6,000	7,156

		17,203

Packaged Foods & Meats – 0.3%
H.J. Heinz Company,
3.125%, 9–12–21	1,500	1,561

Paper Products – 0.0%
Westvaco Corporation,
7.500%, 6–15–27	200	228

Property & Casualty Insurance – 0.9%
Berkshire Hathaway Inc.,
3.750%, 8–15–21	5,000	5,484

Railroads – 1.0%
Burlington Northern Santa Fe, LLC:
3.050%, 3–15–22	4,000	4,135
3.050%, 9–1–22	2,000	2,071

		6,206

Restaurants – 1.2%
YUM! Brands, Inc.,
6.250%, 3–15–18	5,792	7,025

Retail Stores – 0.4%
Dollar General Corporation,
4.125%, 7–15–17	2,000	2,090

Semiconductors – 0.9%
Broadcom Corporation,
2.700%, 11–1–18	5,000	5,360

Specialized Finance – 1.2%
CME Group Inc.,
3.000%, 9–15–22	7,000	7,040

Specialty Chemicals – 0.9%
Lubrizol Corporation (The),
8.875%, 2–1–19	4,000	5,655

Systems Software – 1.2%
CA, Inc.,
5.375%, 12–1–19	6,000	6,877

Water Utilities – 0.4%
California Water Service Company,
5.875%, 5–1–19	2,000	2,389

Wireless Telecommunication Service – 2.0%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	5,500	6,441
American Tower Corporation,
4.700%, 3–15–22	5,000	5,486

		11,927

TOTAL CORPORATE DEBT SECURITIES – 68.9%		$410,142
(Cost: $376,972)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.8%
Deutsche Mortgage and Asset Receiving Corporation COMM 2005-C6 Commercial Mortgage Pass-Through Certificates, 5.144%, 6–10–44	2,260	2,259
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1–15–38	2,000	2,074

		4,333

Non-Agency REMIC/CMO – 0.5%
MASTR Adjustable Rate Mortgage Trust 2005-1, 3.428%, 3–25–35 (B)	2,614	166
Merrill Lynch Mortgage Trust 2005-CIP1, 4.949%, 7–12–38 (B)	2,000	2,109
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1, 2.771%, 2–25–34 (B)	588	67
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC, 2.748%, 3–25–34 (B)	1,136	106
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5, 3.144%, 5–25–34 (B)	683	10
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10, 4.500%, 9–25–18	653	673

		3,131

TOTAL MORTGAGE-BACKED SECURITIES – 1.3%		$7,464
(Cost: $11,647)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.5%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A, 4.285%, 12–15–18	2,500	2,890

New York – 0.9%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3–1–29 (A)	4,000	5,525

TOTAL MUNICIPAL BONDS – TAXABLE – 1.4%		$8,415
(Cost: $6,604)

OTHER GOVERNMENT SECURITIES
Canada – 0.4%
Province de Quebec,
7.140%, 2–27–26	1,500	2,178

Israel – 1.0%
State of Israel,
4.000%, 6–30–22	6,000	6,374

TOTAL OTHER GOVERNMENT SECURITIES – 1.4%		$8,552
(Cost: $7,472)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.8%
Federal National Mortgage Association,
2.000%, 3–22–17 (B)	4,900	4,917

Mortgage-Backed Obligations – 17.8%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	940	1,013
5.000%, 5–15–23	1,150	1,260
5.000%, 9–15–31 (C)	443	10
2.500%, 12–15–41	6,177	6,355
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 6–1–23	2,545	2,746
4.000%, 7–1–25	3,465	3,687
4.500%, 6–15–27	1,966	2,032
4.500%, 5–15–32	3,898	4,078
4.000%, 11–15–36	2,143	2,256

4.500%, 5–15–39	1,016	1,083
Federal National Mortgage Association Agency REMIC/CMO:
4.780%, 1–25–17	2,230	2,371
5.000%, 3–25–18	1,893	2,028
5.000%, 6–25–18	1,747	1,875
4.500%, 12–25–34	658	686
4.000%, 10–15–35	5,090	5,251
5.500%, 11–25–36 (C)	3,863	485
4.500%, 3–25–37	1,777	1,836
5.500%, 4–25–37	2,218	2,430
4.500%, 9–15–37	3,332	3,462
4.000%, 3–25–39	1,343	1,397
4.000%, 5–25–39	2,400	2,577
4.500%, 8–15–39	4,510	4,750
3.000%, 11–25–39	2,907	3,007
4.500%, 6–25–40	2,903	3,112
2.500%, 9–20–40	5,688	5,923
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.423%, 2–1–16	2,204	2,491
5.506%, 4–1–17	3,587	4,058
4.500%, 6–1–19	865	936
4.500%, 8–1–19	1,179	1,276
4.500%, 9–1–19	1,782	1,923
5.500%, 10–1–21	3,168	3,464
6.000%, 6–1–22	2,254	2,482
6.000%, 9–1–22	3,523	3,878
5.000%, 9–1–23	2,294	2,493
4.000%, 3–1–24	2,489	2,664
5.000%, 6–25–32	830	843
5.500%, 2–1–33	514	570
5.500%, 2–1–35	1,916	2,182
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	3,817	3,965
2.000%, 3–16–42	6,681	6,805
1.002%, 6–17–45 (B)(C)	547	10

		105,750

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 18.6%		$110,667
(Cost: $109,255)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.7%
United States Treasury Bonds,
3.125%, 11–15–41	6,500	6,934
United States Treasury Notes,
2.125%, 8–15–21	20,000	21,162

		28,096

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.7%		$28,096
(Cost: $26,547)

SHORT-TERM SECURITIES
Commercial Paper – 2.7%
Novartis Finance Corp.,
0.110%, 10–2–12 (D)	5,000	5,000
PACCAR Financial Corp.,
0.120%, 11–2–12 (D)	6,600	6,599
Prudential Funding LLC,
0.100%, 10–1–12 (D)	4,738	4,738

		16,337

TOTAL SHORT-TERM SECURITIES – 2.7%		$16,337
(Cost: $16,337)

TOTAL INVESTMENT SECURITIES – 99.0%		$589,673
(Cost: $554,834)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		6,249

NET ASSETS – 100.0%		$595,922

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$410,142	$—
Mortgage-Backed Securities	—	7,464	—
Municipal Bonds	—	8,415	—
Other Government Securities	—	8,552	—
United States Government Agency Obligations	—	110,667	—
United States Government Obligations	—	28,096	—
Short-Term Securities	—	16,337	—
Total	$—	$589,673	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $48,011 or 8.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at September 30, 2012.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:
Cost	$554,834
Gross unrealized appreciation	40,764
Gross unrealized depreciation	(5,925)
Net unrealized appreciation	$34,839

SCHEDULE OF INVESTMENTS Core Equity (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.3%
Honeywell International Inc.	69	$4,093
Precision Castparts Corp.	81	13,149

		17,242

Apparel, Accessories & Luxury Goods – 3.2%
Polo Ralph Lauren Corporation	38	5,747
Under Armour, Inc., Class A (A)	126	7,040

		12,787

Application Software – 1.4%
Intuit Inc.	97	5,723

Biotechnology – 1.3%
Alexion Pharmaceuticals, Inc. (A)	44	5,079

Brewers – 3.0%
Anheuser-Busch InBev S.A., ADR (A)	141	12,113

Broadcasting – 5.3%
CBS Corporation, Class B	378	13,747
Discovery Holding Company, Class A (A)	123	7,328

		21,075

Cable & Satellite – 4.0%
Charter Communications, Inc., Class A (A)	59	4,422
Time Warner Cable Inc.	122	11,616

		16,038

Computer Hardware – 6.4%
Apple Inc. (A)	39	25,757

Consumer Finance – 4.7%
Capital One Financial Corporation	327	18,664

Data Processing & Outsourced Services – 2.5%
MasterCard Incorporated, Class A	22	9,842

Department Stores – 0.3%
J. C. Penney Company, Inc.	46	1,112

Distillers & Vintners – 1.5%
Beam Inc.	101	5,829

Diversified Chemicals – 1.1%
Dow Chemical Company (The)	152	4,393

Fertilizers & Agricultural Chemicals – 2.7%
Monsanto Company	117	10,659

Food Retail – 1.3%
Whole Foods Market, Inc.	55	5,367

General Merchandise Stores – 1.9%
Target Corporation	118	7,458

Health Care Equipment – 1.5%
Covidien plc	100	5,930

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	130	7,854

Household Products – 0.8%
Church & Dwight Co., Inc.	62	3,369

Hypermarkets & Super Centers – 1.4%
Costco Wholesale Corporation	55	5,544

Industrial Conglomerates – 3.5%
General Electric Company	608	13,814

Industrial Machinery – 3.7%
Pall Corporation	200	12,666
Pentair, Inc.	48	2,123

		14,789

Integrated Telecommunication Services – 2.4%
AT&T Inc.	252	9,485

Internet Retail – 2.6%
Amazon.com, Inc. (A)	40	10,275

Internet Software & Services – 1.6%
Google Inc., Class A (A)	8	6,187

Leisure Products – 0.8%
Polaris Industries Inc.	40	3,251

Motorcycle Manufacturers – 3.0%
Harley-Davidson, Inc.	285	12,077

Movies & Entertainment – 1.7%
News Corporation Limited, Class B	275	6,808

Oil & Gas Equipment & Services – 2.6%
National Oilwell Varco, Inc.	52	4,182
Schlumberger Limited	86	6,210

		10,392

Oil & Gas Exploration & Production – 2.6%
ConocoPhillips	69	3,971
Noble Energy, Inc.	70	6,460

		10,431

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	119	5,533

Other Diversified Financial Services – 2.9%
JPMorgan Chase & Co.	285	11,549

Packaged Foods & Meats – 2.2%
Mead Johnson Nutrition Company	119	8,684

Personal Products – 1.8%
Estee Lauder Companies, Inc. (The), Class A	119	7,342

Pharmaceuticals – 3.9%
Allergan, Inc.	54	4,947
Pfizer Inc.	433	10,760

		15,707

Railroads – 4.6%
Kansas City Southern	80	6,047
Union Pacific Corporation	105	12,426

		18,473

Semiconductors – 2.8%
Altera Corporation	213	7,239
Microchip Technology Incorporated	122	3,985

		11,224

Specialty Chemicals – 1.3%
Sherwin-Williams Company (The)	35	5,182

Tobacco – 3.2%
Philip Morris International Inc.	139	12,543

TOTAL COMMON STOCKS – 99.2%		$395,581
(Cost: $314,977)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (B)	$2,623	2,623

TOTAL SHORT-TERM SECURITIES – 0.7%		$2,623
(Cost: $2,623)

TOTAL INVESTMENT SECURITIES – 99.9%		$398,204
(Cost: $317,600)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		504

NET ASSETS – 100.0%		$398,708

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$98,735	$—	$—
Consumer Staples	60,791	—	—
Energy	26,356	—	—
Financials	30,213	—	—
Health Care	26,716	—	—
Industrials	64,318	—	—
Information Technology	58,733	—	—
Materials	20,234	—	—
Telecommunication Services	9,485	—	—
Total Common Stocks	$395,581	$—	$—
Short-Term Securities	—	2,623	—
Total	$395,581	$2,623	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$317,600
Gross unrealized appreciation	83,332
Gross unrealized depreciation	(2,728)
Net unrealized appreciation	$80,604

SCHEDULE OF INVESTMENTS Dividend Opportunities (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.7%
Boeing Company (The)	125	$8,706
Honeywell International Inc.	95	5,655

		14,361

Apparel, Accessories & Luxury Goods – 0.5%
V.F. Corporation	13	2,040

Brewers – 2.4%
Anheuser-Busch InBev S.A., ADR (A)	107	9,205

Broadcasting – 0.7%
CBS Corporation, Class B	72	2,608

Casinos & Gaming – 2.1%
Las Vegas Sands, Inc.	86	3,997
Wynn Resorts, Limited	36	4,211

		8,208

Computer Hardware – 4.0%
Apple Inc. (A)	23	15,113

Construction & Farm Machinery & Heavy Trucks – 3.6%
Caterpillar Inc.	44	3,807
Cummins Inc.	12	1,111
Deere & Company	107	8,820

		13,738

Consumer Finance – 1.8%
Capital One Financial Corporation	119	6,804

Data Processing & Outsourced Services – 3.4%
Paychex, Inc.	118	3,918
Visa Inc., Class A	69	9,259

		13,177

Department Stores – 0.5%
Macy’s Inc.	51	1,900

Distillers & Vintners – 2.1%
Diageo plc, ADR	71	7,976

Diversified Banks – 2.1%
Wells Fargo & Company	230	7,928

Diversified Chemicals – 1.0%
Dow Chemical Company (The)	128	3,716

Diversified Metals & Mining – 2.0%
Freeport-McMoRan Copper & Gold Inc., Class B	93	3,673
Rio Tinto plc, ADR	86	4,000

		7,673

Fertilizers & Agricultural Chemicals – 2.5%
Monsanto Company	44	3,987
Mosaic Company (A)	98	5,617

		9,604

General Merchandise Stores – 1.1%
Target Corporation	67	4,268

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	168	10,118

Homebuilding – 3.1%
D.R. Horton, Inc.	331	6,824
M.D.C. Holdings, Inc.	120	4,631

		11,455

Household Products – 1.2%
Colgate-Palmolive Company	44	4,730

Industrial Conglomerates – 2.7%
General Electric Company	452	10,274

Industrial Machinery – 0.5%
Pall Corporation	31	1,981

Integrated Oil & Gas – 3.5%
Chevron Corporation	17	1,993
Exxon Mobil Corporation	104	9,552
Royal Dutch Petroleum Company, New York Shares	28	1,975

		13,520

Integrated Telecommunication Services – 2.1%
AT&T Inc.	212	8,002

Investment Banking & Brokerage – 2.6%
Goldman Sachs Group, Inc. (The)	87	9,856

Mortgage REITs – 1.5%
American Capital Agency Corp.	172	5,939

Multi-Utilities – 1.0%
PG&E Corporation	91	3,868

Oil & Gas Drilling – 2.6%
Seadrill Limited	256	10,032

Oil & Gas Equipment & Services – 7.2%
Halliburton Company	122	4,124
National Oilwell Varco, Inc.	116	9,305
Schlumberger Limited	196	14,194

		27,623

Oil & Gas Storage & Transportation – 1.2%
MarkWest Energy Partners, L.P.	83	4,501

Other Diversified Financial Services – 3.8%
JPMorgan Chase & Co.	365	14,795

Pharmaceuticals – 8.8%
Bristol-Myers Squibb Company	140	4,708
Eli Lilly & Co	42	1,998
GlaxoSmithKline plc, ADR	106	4,920
Johnson & Johnson	112	7,694
Merck & Co., Inc.	97	4,384
Pfizer Inc.	406	10,077

		33,781

Property & Casualty Insurance – 1.2%
ACE Limited	61	4,581

Railroads – 4.8%
Kansas City Southern	73	5,540
Union Pacific Corporation	107	12,702

		18,242

Restaurants - 3.0%
McDonald’s Corporation	86	7,888
Starbucks Corporation	70	3,530

		11,418

Semiconductors – 3.7%
Intel Corporation	97	2,201
Microchip Technology Incorporated	367	12,016

		14,217

Soft Drinks – 1.0%
Coca-Cola Company (The)	104	3,937

Specialized Finance – 1.0%
CME Group Inc.	68	3,868

Tobacco – 6.3%
Altria Group, Inc.	240	7,997
Philip Morris International Inc.	179	16,140

		24,137

TOTAL COMMON STOCKS – 98.9%		$379,194
(Cost: $326,852)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.5%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.180%, 10–2–12 (B)	$2,000	2,000

Master Note – 0.1%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (C)	292	292

Municipal Obligations – Taxable – 0.3%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.190%, 10–1–12 (C)	1,179	1,179

TOTAL SHORT-TERM SECURITIES – 0.9%		$3,471
(Cost: $3,471)

TOTAL INVESTMENT SECURITIES – 99.8%		$382,665
(Cost: $330,323)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		752

NET ASSETS – 100.0%		$383,417

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$379,194	$—	$—
Short-Term Securities	—	3,471	—
Total	$379,194	$3,471	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at September 30, 2012.

(C) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$330,323
Gross unrealized appreciation	57,963
Gross unrealized depreciation	(5,621)
Net unrealized appreciation	$52,342

SCHEDULE OF INVESTMENTS

Energy (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Auto Parts & Equipment – 0.7%
BorgWarner Inc. (A)	7	$505

Coal & Consumable Fuels – 1.9%
Cameco Corporation	33	651
Peabody Energy Corporation	30	659

		1,310

Construction & Engineering – 2.5%
Fluor Corporation	32	1,773

Construction & Farm Machinery & Heavy Trucks – 0.8%
Cummins Inc.	6	530

Diversified Metals & Mining – 1.5%
BHP Billiton Limited, ADR	16	1,067

Integrated Oil & Gas – 8.3%
Chevron Corporation	3	361
Exxon Mobil Corporation	27	2,510
Occidental Petroleum Corporation	23	1,997
Suncor Energy Inc.	27	884

		5,752

Oil & Gas Drilling – 7.6%
Ensco plc (A)	13	685
Helmerich & Payne, Inc.	31	1,492
Nabors Industries Ltd. (A)	57	796
Seadrill Limited	31	1,231
Transocean Inc.	24	1,075

		5,279

Oil & Gas Equipment & Services – 32.0%
Basic Energy Services, Inc. (A)	63	706
Cameron International Corporation (A)	45	2,526
Core Laboratories N.V.	20	2,375
Dresser-Rand Group Inc. (A)	23	1,279
Dril-Quip, Inc. (A)	19	1,366
FMC Technologies, Inc. (A)	38	1,743
Forum Energy Technologies, Inc. (A)	55	1,332
Halliburton Company	53	1,797
National Oilwell Varco, Inc.	48	3,825
Schlumberger Limited	41	2,958
Superior Energy Services, Inc. (A)	48	981
Tenaris S.A., ADR	14	559
Weatherford International Ltd. (A)	57	719

		22,166

Oil & Gas Exploration & Production – 27.7%
Anadarko Petroleum Corporation	32	2,258
Apache Corporation	8	687
Cabot Oil & Gas Corporation	41	1,823
CNOOC Limited, ADR	4	872
Cobalt International Energy, Inc. (A)	36	795
Concho Resources Inc. (A)	8	715
Continental Resources, Inc. (A)	38	2,926
EOG Resources, Inc.	20	2,191
Laredo Petroleum Holdings, Inc. (A)	17	370
Noble Energy, Inc.	23	2,174
Oasis Petroleum LLC (A)	23	687
Pioneer Natural Resources Company	8	804
Plains Exploration and Production Company (A)	17	654
Southwestern Energy Company (A)	65	2,275

		19,231

Oil & Gas Refining & Marketing – 1.8%
Clean Energy Fuels Corp. (A)	37	485
Marathon Petroleum Corporation	14	786

		1,271

Oil & Gas Storage & Transportation – 12.1%
El Paso Pipeline Partners, L.P.	30	1,109
Enbridge Inc.	48	1,870
Kinder Morgan Management, LLC (A)	12	905
Kinder Morgan, Inc.	35	1,236
MarkWest Energy Partners, L.P.	15	838
Regency Energy Partners LP	29	683
Targa Resources Corp.	15	768
Williams Companies, Inc. (The)	27	949

		8,358

TOTAL COMMON STOCKS – 96.9%		$67,242
(Cost: $63,484)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.9%
McCormick & Co. Inc., 0.210%, 10–1–12 (B)	$1,987	1,987

Master Note – 4.1%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (C)	2,846	2,846

TOTAL SHORT-TERM SECURITIES – 7.0%		$4,833
(Cost: $4,833)

TOTAL INVESTMENT SECURITIES – 103.9%		$72,075
(Cost: $68,317)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.9%)		(2,733)

NET ASSETS – 100.0%		$69,342

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$67,242	$—	$—
Short-Term Securities	—	4,833	—
Total	$67,242	$4,833	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the yield to maturity at September 30, 2012.

(C) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$68,317
Gross unrealized appreciation	8,373
Gross unrealized depreciation	(4,615)
Net unrealized appreciation	$3,758

SCHEDULE OF INVESTMENTS Global Bond (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Electric Utilities – 0.2%
PPL Corporation	1	$27

Pharmaceuticals – 0.3%
GlaxoSmithKline plc (A)	1	23

Water Utilities – 0.3%
Aguas Andinas S.A. (A)	34	23

TOTAL COMMON STOCKS – 0.8%		$73
(Cost: $69)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.9%
Bombardier Inc.,
7.500%, 3–15–18 (B)	$50	57
Embraer Overseas Limited,
6.375%, 1–24–17	100	113

		170

Agricultural Products – 1.3%
CCL Finance Limited,
9.500%, 8–15–14	100	112

Airlines – 1.9%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (B)	54	53
TAM Capital 2 Inc.,
9.500%, 1–29–20	100	111

		164

Broadcasting – 2.4%
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12–20–49 (C)	200	216

Coal & Consumable Fuels – 2.5%
Indo Integrated Energy II B.V.,
9.750%, 11–5–16	100	110
PT Adaro Indonesia,
7.625%, 10–22–19	100	110

		220

Diversified Banks – 12.3%
Banco Bradesco S.A.,
4.125%, 5–16–16 (B)	200	211
Banco Cruzeiro do Sul S.A.,
7.000%, 7–8–13 (D)	115	18
Banco de Credito del Peru,
4.750%, 3–16–16 (B)	100	106
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (E)	CLP50,000	102
Bancolombia S.A.,
4.250%, 1–12–16	$100	104
ICICI Bank Limited,
6.625%, 10–3–12 (B)	125	125
Sberbank Rossii OAO,
6.480%, 5–15–13	100	103
State Bank of India,
4.500%, 10–23–14	100	103
VTB Capital S.A.,
6.000%, 4–12–17 (B)	200	209

		1,081

Diversified Metals & Mining – 0.7%
Glencore Funding LLC,
6.000%, 4–15–14 (B)	60	63

Electric Utilities – 5.7%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (B)	50	23
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (E)	COP25,000	16
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (B)	$50	25
Listrindo Capital B.V.,
6.950%, 2–21–19 (B)	200	219
Majapahit Holding B.V.,
7.750%, 10–17–16	100	119
Rural Electrification Corporation Limited,
4.250%, 1–25–16	100	102

		504

Food Distributors – 1.2%
Olam International Limited,
7.500%, 8–12–20	100	103

Homebuilding – 1.3%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15	25	25
URBI, Desarrollos Urbanos, S.A. de C.V.,
8.500%, 4–19–16	100	88

		113

Household Appliances – 0.9%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15	50	52
6.500%, 12–15–15 (B)	25	26

		78

Independent Power Producers & Energy Traders – 1.2%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15	100	103

IT Consulting & Other Services – 0.3%
iGATE Corporation,
9.000%, 5–1–16	25	27

Marine – 3.3%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16	90	86
SCF Capital Limited,
5.375%, 10–27–17	200	201

		287

Multi-Utilities – 0.8%
Black Hills Corporation,
9.000%, 5–15–14	65	73

Oil & Gas Drilling – 4.1%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (B)	70	72
Noble Group Limited,
4.875%, 8–5–15	100	104
QGOG Atlantic/Alaskan Rigs Ltd.,
5.250%, 7–30–18 (B)	178	185

		361

Oil & Gas Exploration & Production – 5.5%
Essar Energy Investment Limited, Convertible, 4.250%, 2–1–16	100	61
Novatek Finance Limited,
5.326%, 2–3–16 (B)	200	213
Pacific Rubiales Energy Corp.,
8.750%, 11–10–16 (B)	100	112
Pan American Energy LLC,
7.875%, 5–7–21	100	92

		478

Oil & Gas Storage & Transportation – 3.3%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (E)	COP130,000	81
TransCapital Limited,
5.670%, 3–5–14 (B)	$200	212

		293

Packaged Foods & Meats – 2.8%
BFF International Limited,
7.250%, 1–28–20	100	120
Bunge Limited Finance Corp.,
5.350%, 4–15–14	25	26
JBS Finance II Ltd.,
8.250%, 1–29–18 (B)	100	102

		248

Paper Products – 0.3%
Inversiones CMPC S.A.,
4.750%, 1–19–18 (B)	25	27

Restaurants – 1.5%
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (E)	BRL250	131

Steel – 2.1%
ArcelorMittal,
5.375%, 6–1–13	$75	77
Steel Capital S.A.,
6.700%, 10–25–17	100	107

		184

Wireless Telecommunication Service – 1.2%
VIP Finance Ireland Limited,
8.375%, 4–30–13	100	103

TOTAL CORPORATE DEBT SECURITIES – 58.5%		$5,139
(Cost: $5,148)

OTHER GOVERNMENT SECURITIES
Argentina – 1.1%
City of Buenos Aires,
12.500%, 4–6–15 (B)	100	101

Supranational – 0.7%
Central American Bank for Economic Integration,
5.375%, 9–24–14	58	62

Venezuela – 1.9%
Corporacion Andina de Fomento,
3.750%, 1–15–16	155	163

TOTAL OTHER GOVERNMENT SECURITIES – 3.7%		$326
(Cost: $327)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 19.9%
United States Treasury Notes:
0.625%, 8–31–17	1,500	1,501
2.125%, 8–15–21	100	106
1.750%, 5–15–22	145	147

		1,754

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 19.9%		$1,754
(Cost: $1,740)

SHORT-TERM SECURITIES
Commercial Paper – 14.2%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.140%, 10–18–12 (F)	250	250
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited),
0.160%, 10–16–12 (F)	250	250
Ecolab Inc.,
0.350%, 10–11–12 (F)	250	250
Straight–A Funding, LLC (GTD by Federal Financing Bank),
0.130%, 10–17–12 (F)	250	250
Wal–Mart Stores, Inc.,
0.090%, 10–12–12 (F)	250	250

		1,250

Master Note – 1.5%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (G)	128	128

TOTAL SHORT-TERM SECURITIES – 15.7%		$1,378
(Cost: $1,378)

TOTAL INVESTMENT SECURITIES – 98.6%		$8,670
(Cost: $8,662)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.4%		124

NET ASSETS – 100.0%		$8,794

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$73	$—	$—
Corporate Debt Securities	—	5,067	72
Other Government Securities	—	326	—
United States Government Obligations	—	1,754	—
Short-Term Securities	—	1,378	—
Total	$73	$8,525	$72
Forward Foreign Currency Contracts	$—	$3	$—
Liabilities
Forward Foreign Currency Contracts	$—	$1	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Barclays Capital	280	7–24–13	$3	$—
Sell	Australian Dollar	Barclays Capital	100	7–24–13	—	1
Sell	British Pound	Barclays Capital	14	9–12–13	—	—	*
					$3	$1

(A) Listed on an exchange outside the United States.

(B) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $2,141 or 24.3% of net assets.

(C) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(D) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E) Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso and COP - Columbian Peso).

(F) Rate shown is the yield to maturity at September 30, 2012.

(G) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,662
Gross unrealized appreciation	228
Gross unrealized depreciation	(220)
Net unrealized appreciation	$8

SCHEDULE OF INVESTMENTS Global Natural Resources (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 0.3%
Perseus Mining Limited (A)	185	$546

Brazil – 0.0%
Suzano Bahia Sul Papel E Celulose S.A. (A)	18	48

Canada – 13.8%
Agrium Inc.	12	1,242
Athabasca Oil Sands Corp. (A)	35	469
Cameco Corporation	12	234
Detour Gold Corporation (A)	85	2,372
Eldorado Gold Corporation	16	244
First Quantum Minerals Ltd.	436	9,301
Goldcorp Inc.	79	3,628
IAMGOLD Corporation	60	951
Methanex Corporation	24	685
Potash Corporation of Saskatchewan Inc.	90	3,907
Southern Pacific Resource Corp. (A)	212	301
Suncor Energy Inc. (A)	35	1,151
Tahoe Resources Inc. (A)	45	916
Uranium One Inc. (A)	60	143

		25,544

Cayman Islands – 0.1%
Vinda International Holdings Limited	120	165

China – 2.7%
China Metal Recycling (Holdings) Limited	2,700	2,504
GCL-Poly Energy Holdings Limited	9,988	1,533
Sino-Forest Corporation, Class A (A)	590	—	*
Trina Solar Limited, ADR (A)	130	595
Yingde Gases Group Company Limited (A)	450	399

		5,031

Cyprus – 1.0%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)	70	186
Ocean Rig UDW Inc. (A)	101	1,648

		1,834

Germany – 0.6%
Lanxess AG	13	1,078

India – 1.3%
Adani Enterprises Limited	71	272
Hindustan Zinc Limited	119	307
Infrastructure Development Finance Company Limited (A)	595	1,740

		2,319

Indonesia – 0.2%
PT Indo Tambangraya Megah Tbk	95	418

Netherlands – 1.9%
Chicago Bridge & Iron Company N.V., NY Shares	13	476
LyondellBasell Industries N.V., Class A	60	3,100

		3,576

Panama – 0.6%
McDermott International, Inc. (A)	95	1,161

Russia – 0.4%
Mechel OAO, ADR	39	108
OJSC Oil Company Rosneft, GDR	65	436
Open Joint Stock Company “RusHydro”, ADR	60	160

		704

Singapore – 0.1%
Indofood Agri Resources Ltd.	100	111

South Korea – 2.9%
LG Chem, Ltd.	18	5,369

Switzerland – 6.3%
Noble Corporation	245	8,767
Weatherford International Ltd. (A)	230	2,916

		11,683

Thailand – 0.8%
Banpu Public Company Limited	109	1,393

United Kingdom – 8.0%
BG Group plc	33	666
Ensco plc (A)	138	7,530
Rio Tinto plc	140	6,522

		14,718

United States – 47.3%
Anadarko Petroleum Corporation	16	1,119
Boise Inc.	120	1,051
Cabot Oil & Gas Corporation	182	8,172
Cameron International Corporation (A)	22	1,206
Celanese Corporation, Series A	120	4,549
Crown Holdings, Inc. (A)	69	2,536
Denbury Resources Inc. (A)	60	970
E.I. du Pont de Nemours and Company	8	402
Eastman Chemical Company	30	1,710
EOG Resources, Inc.	3	336
Freeport-McMoRan Copper & Gold Inc., Class B	105	4,156
Georgia Gulf Corporation	9	326
Halliburton Company	105	3,537
KBR, Inc.	118	3,519
Kodiak Oil & Gas Corp. (A)	60	562
Laredo Petroleum Holdings, Inc. (A)	19	413
Marathon Oil Corporation	46	1,360
Marathon Petroleum Corporation	22	1,201
Mosaic Company (A)	28	1,613
National Oilwell Varco, Inc.	50	4,006
Noble Energy, Inc.	26	2,410
Occidental Petroleum Corporation (C)	45	3,873
Oil States International, Inc. (A)	84	6,674
Peabody Energy Corporation	133	2,969
Pioneer Natural Resources Company	63	6,577
Plains Exploration and Production Company (A)	230	8,618
QEP Resources, Inc.	66	2,090
Schlumberger Limited	80	5,786
Valero Energy Corporation	73	2,313
Walter Industries, Inc.	33	1,071
WPX Energy, Inc. (A)	140	2,323

		87,448

TOTAL COMMON STOCKS – 88.3%		$163,146
(Cost: $184,659)

PREFERRED STOCKS
Russia – 0.2%
Mechel OAO, 31.280 RUB	59	299

United States - – %
Konarka Technologies, Inc., 8.000% Cumulative (A)(B)	68	—	*

TOTAL PREFERRED STOCKS – 0.2%		$299
(Cost: $1,218)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Gold Bullion, Call $1400.00, Expires 10–25–12	6	225
Goldcorp Inc., Call $25.00, Expires 1–19–13	1,350	2,818
National Oilwell Varco, Inc., Call $45.00, Expires 1–22–13	225	788
Occidental Petroleum Corporation, Call $50.00, Expires 11–19–12	925	3,350
Peabody Energy Corporation, Call $16.00, Expires 1–19–13	1,200	810
Potash Corporation of Saskatchewan Inc., Call $25.00, Expires 1–21–13	500	890
Schlumberger Limited, Call $42.50, Expires 11–19–12	500	1,491

TOTAL PURCHASED OPTIONS – 5.6%		$10,372
(Cost: $8,305)

SHORT–TERM SECURITIES	Principal
Commercial Paper – 3.0%
E.I. du Pont de Nemours and Company, 0.140%, 11–7–12 (D)	$3,000	3,000
McCormick & Co. Inc., 0.210%, 10–1–12 (D)	2,465	2,465

		5,465

Master Note – 1.0%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (E)	1,884	1,884

Municipal Obligations – Taxable – 1.9%
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser E (GTD by Chevron Corporation), 0.190%, 10–1–12 (E)	3,500	3,500

TOTAL SHORT–TERM SECURITIES – 5.9%		$10,849
(Cost: $10,849)

TOTAL INVESTMENT SECURITIES – 100.0%		$184,666
(Cost: $205,031)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		21

NET ASSETS – 100.0%		$184,687

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Staples	$277	$—	$—
Energy	93,748	—	186
Financials	1,741	—	—
Industrials	4,267	—	—
Information Technology	2,128	—	—
Materials	60,639	—	—	*
Utilities	160	—	—
Total Common Stocks	$162,960	$—	$186
Preferred Stocks	299	—	—
Purchased Options	10,372	—	—
Short-Term Securities	—	10,849	—
Total	$173,631	$10,849	$186
Forward Foreign Currency Contracts	$—	$71	$—
Liabilities
Forward Foreign Currency Contracts	$—	$437	$—
Futures Contracts	$73	$—	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation		Unrealized Depreciation
Sell	British Pound	Canadian Imperial Bank of Commerce	764	10-19-12	$—		$42
Sell	British Pound	Royal Bank of Canada	600	11-9-12	—		28
Sell	British Pound	Toronto-Dominion Bank (The)	449	11-30-12	—		16
Sell	British Pound	Bank of New York Mellon (The)	394	12-7-12	3		—
Sell	British Pound	State Street Global Markets	1,951	12-14-12	19		—
Sell	Canadian Dollar	State Street Global Markets	1,324	10-5-12	—		55
Sell	Canadian Dollar	Royal Bank of Canada	829	10-19-12	—		18
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	1,602	10-19-12	—		43
Sell	Canadian Dollar	Bank of New York Mellon (The)	2,737	10-26-12	—		73
Sell	Canadian Dollar	State Street Global Markets	1,420	11-2-12	—		31
Sell	Canadian Dollar	Royal Bank of Canada	1,311	11-9-12	8		—
Sell	Canadian Dollar	Royal Bank of Canada	955	11-9-12	—		12
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	1,187	11-30-12	21		—
Sell	Canadian Dollar	Toronto-Dominion Bank (The)	1,705	11-30-12	—		20
Sell	Canadian Dollar	Bank of New York Mellon (The)	1,311	12-7-12	9		—
Sell	Canadian Dollar	Bank of New York Mellon (The)	1,163	12-7-12	—		—	*
Sell	Canadian Dollar	Canadian Imperial Bank of Commerce	2,130	12-14-12	5		—
Sell	Canadian Dollar	Bank of New York Mellon (The)	955	12-14-12	6		—
Sell	Canadian Dollar	Bank of New York Mellon (The)	400	12-14-12	—		—	*
Sell	Euro	Royal Bank of Canada	50	10-19-12	—	*	—
Sell	Euro	Royal Bank of Canada	313	10-19-12	—		18
Sell	Euro	Canadian Imperial Bank of Commerce	52	10-26-12	—		3
Sell	Euro	Canadian Imperial Bank of Commerce	76	11-2-12	—		4
Sell	Euro	State Street Global Markets	53	11-9-12	—	*	—
Sell	Euro	Toronto-Dominion Bank (The)	227	11-9-12	—		12
Sell	Euro	Canadian Imperial Bank of Commerce	70	12-14-12	—		4
Sell	South Korean Won	Bank of New York Mellon (The)	765,000	10-26-12	—		24
Sell	South Korean Won	State Street Global Markets	418,324	11-2-12	—		6
Sell	South Korean Won	Canadian Imperial Bank of Commerce	721,200	11-9-12	—		14
Sell	South Korean Won	Bank of New York Mellon (The)	435,000	11-30-12	—		9
Sell	South Korean Won	Royal Bank of Canada	435,000	12-14-12	—		5
					$71		$437

The following futures contracts were outstanding at September 30, 2012 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation
S&P 500 E-mini	Short	12–21–12	130	$(9,322)	$(57)
S&P/Toronto Stock Exchange 60 Index	Short	12–21–12	12	(1,711)	(16)
				$(11,033)	$(73)

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted securities. At September 30, 2012, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Buried Hill Energy (Cyprus) Public Company Limited	5–1–07 to 4–17–08	70	$118	$186
Konarka Technologies, Inc., 8.000% Cumulative	8–31–07	68	211	—	*
			$329	$186

The total value of these securities represented 0.1% of net assets at September 30, 2012.

(C)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(D)	Rate shown is the yield to maturity at September 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$205,031
Gross unrealized appreciation	11,803
Gross unrealized depreciation	(32,168)
Net unrealized depreciation	$(20,365)

SCHEDULE OF INVESTMENTS Growth (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.3%
Boeing Company (The)	214	$14,864
Precision Castparts Corp.	179	29,222

		44,086

Apparel Retail – 0.8%
Limited Brands, Inc.	155	7,630

Apparel, Accessories & Luxury Goods – 0.6%
Under Armour, Inc., Class A (A)	116	6,499

Application Software – 1.5%
Intuit Inc.	254	14,961

Asset Management & Custody Banks – 1.7%
T. Rowe Price Group, Inc.	267	16,882

Automotive Retail – 2.6%
AutoZone, Inc. (A)	56	20,665
O’Reilly Automotive, Inc. (A)	62	5,151

		25,816

Biotechnology – 1.0%
Amgen Inc.	125	10,540

Broadcasting – 4.0%
CBS Corporation, Class B	949	34,485
Discovery Holding Company, Class A (A)	97	5,760

		40,245

Cable & Satellite – 1.3%
Time Warner Cable Inc.	134	12,729

Casinos & Gaming – 3.9%
Las Vegas Sands, Inc.	474	21,998
Wynn Resorts, Limited	160	18,447

		40,445

Communications Equipment – 2.0%
QUALCOMM Incorporated	318	19,882

Computer Hardware – 10.3%
Apple Inc. (A)	158	105,160

Data Processing & Outsourced Services – 8.3%
MasterCard Incorporated, Class A	88	39,640
Visa Inc., Class A	326	43,722

		83,362

Distillers & Vintners – 0.8%
Beam Inc.	132	7,595

Environmental & Facilities Services – 0.5%
Stericycle, Inc. (A)	59	5,295

Fertilizers & Agricultural Chemicals – 4.1%
Monsanto Company	452	41,141

Footwear – 0.5%
NIKE, Inc., Class B	53	5,011

Home Improvement Retail – 0.6%
Home Depot, Inc. (The)	93	5,608

Hotels, Resorts & Cruise Lines – 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	52	3,005

Household Products – 0.6%
Colgate-Palmolive Company	54	5,811

Industrial Conglomerates – 1.3%
Danaher Corporation	230	12,690

Internet Retail – 2.2%
Amazon.com, Inc. (A)	89	22,711

Internet Software & Services – 3.9%
eBay Inc. (A)	125	6,032
Google Inc., Class A (A)	45	33,696

		39,728

IT Consulting & Other Services – 1.8%
Cognizant Technology Solutions Corporation, Class A (A)	256	17,927

Managed Health Care – 1.0%
UnitedHealth Group Incorporated	181	10,018

Motorcycle Manufacturers – 0.7%
Harley-Davidson, Inc.	166	7,038

Oil & Gas Equipment & Services – 7.2%
Core Laboratories N.V.	40	4,823
National Oilwell Varco, Inc.	423	33,862
Schlumberger Limited	469	33,897

		72,582

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Company	129	9,475

Personal Products – 1.4%
Estee Lauder Companies, Inc. (The), Class A	225	13,829

Pharmaceuticals – 2.8%
Allergan, Inc.	174	15,944
Johnson & Johnson	174	11,977

		27,921

Railroads – 2.5%
Kansas City Southern	194	14,671
Union Pacific Corporation	86	10,149

		24,820

Restaurants – 5.9%
McDonald’s Corporation	237	21,717
Starbucks Corporation	603	30,602
YUM! Brands, Inc.	118	7,795

		60,114

Retail Stores – 0.8%
Dollar General Corporation (A)	150	7,710

Semiconductor Equipment – 0.4%
ASML Holding N.V., NY Registry Shares	82	4,412

Semiconductors – 3.8%
Altera Corporation	497	16,888
Broadcom Corporation, Class A	192	6,632
Microchip Technology Incorporated	452	14,798

		38,318

Soft Drinks – 0.9%
Coca-Cola Company (The)	241	9,156

Systems Software – 2.3%
Oracle Corporation	427	13,437
VMware, Inc., Class A (A)	103	9,916

		23,353

Tobacco – 3.7%
Philip Morris International Inc.	418	37,596

Wireless Telecommunication Service – 3.3%
American Tower Corporation, Class A (A)	216	15,421
Crown Castle International Corp. (A)	198	12,666
SBA Communications Corporation (A)	83	5,214

		33,301

TOTAL COMMON STOCKS – 96.5%		$974,402
(Cost: $777,613)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.6%
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.140%, 11–15–12 (B)	$5,000	4,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 10–18–12 (B)	8,000	8,000
Harley-Davidson Funding Corp. (GTD by Harley-Davidson, Inc.), 0.330%, 10–9–12 (B)	10,000	9,999
Wal-Mart Stores, Inc., 0.110%, 10–22–12 (B)	4,000	4,000

		26,998

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (C)	1,712	1,712

TOTAL SHORT-TERM SECURITIES – 2.8%		$28,710
(Cost: $28,710)

TOTAL INVESTMENT SECURITIES – 99.3%		$1,003,112
(Cost: $806,323)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		6,797

NET ASSETS – 100.0%		$1,009,909

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$974,402	$—	$—
Short-Term Securities	—	28,710	—
Total	$974,402	$28,710	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$806,323
Gross unrealized appreciation	205,563
Gross unrealized depreciation	(8,774)
Net unrealized appreciation	$196,789

SCHEDULE OF INVESTMENTS High Income (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.0%
Pinnacle Entertainment, Inc. (A)	13	$153

Food Retail – 0.1%
Roundy’s Supermarkets, Inc.	91	550

Gas Utilities – 0.0%
Suburban Propane Partners, L.P.	4	147

Oil & Gas Storage & Transportation – 0.3%
Inergy, L.P.	33	626

Railroads – 0.1%
Kansas City Southern	5	409

Wireless Telecommunication Service – 0.1%
Clearwire Corporation, Class A (A)	198	267

TOTAL COMMON STOCKS – 0.6%		$2,152
(Cost: $2,469)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., 8.125%	22	552
Ally Financial Inc., 8.500%	18	431

		983

Trucking – 0.0%
Swift Services Holdings, Inc., 6.000% Cumulative (B)	15	134

TOTAL PREFERRED STOCKS – 0.3%		$1,117
(Cost: $1,129)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	1	36

TOTAL WARRANTS – 0.0%		$36
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal

Agricultural Products – 0.7%
American Seafoods Group LLC, 10.750%, 5–15–16 (B)	$1,383	1,400
ASG Consolidated LLC, 15.000%, 5–15–17 (B)(D)	1,608	1,395

		2,795

Alternative Carriers – 2.8%
Level 3 Communications, Inc.:
11.875%, 2–1–19	4,715	5,351
8.875%, 6–1–19 (B)	513	539
Level 3 Communications, Inc. and Level 3 Financing, Inc.,
7.000%, 6–1–20 (B)	1,354	1,368
Level 3 Financing, Inc.:
10.000%, 2–1–18	700	779
9.375%, 4–1–19	200	222
8.125%, 7–1–19	2,051	2,179
8.625%, 7–15–20	377	407

		10,845

Apparel Retail – 0.3%
J.Crew Group, Inc.,
8.125%, 3–1–19	1,279	1,340

Apparel, Accessories & Luxury Goods – 0.5%
Liz Claiborne, Inc.,
10.500%, 4–15–19 (B)	1,813	2,046

Auto Parts & Equipment – 4.2%
Affinia Group Inc.,
10.750%, 8–15–16 (B)	1,160	1,257
Exide Technologies,
8.625%, 2–1–18	807	699
Icahn Enterprises L.P.,
8.000%, 1–15–18	3,831	4,108
IDQ Acquisition Corp.,
14.000%, 10–1–17 (B)(D)	1,799	1,799
IDQ Holdings, Inc.,
11.500%, 4–1–17 (B)	3,346	3,555
Penske Automotive Group, Inc.,
5.750%, 10–1–22 (B)	540	554
Schaeffler Finance B.V.:
7.750%, 2–15–17 (B)	2,264	2,502
8.500%, 2–15–19 (B)	1,709	1,914

		16,388

Automotive Manufacturers – 0.4%
Chrysler Group LLC and CG:
8.000%, 6–15–19	475	504
8.250%, 6–15–21	988	1,052

		1,556

Automotive Retail – 2.2%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	1,351	1,398
8.375%, 11–15–20	2,142	2,362
Sonic Automotive, Inc.:
9.000%, 3–15–18	3,440	3,758
7.000%, 7–15–22 (B)	985	1,054

		8,572

Biotechnology – 0.7%
VWR Funding, Inc.,
7.250%, 9–15–17 (B)	2,648	2,688

Broadcasting – 1.4%
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20 (B)	60	58
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20 (B)	434	423
Cumulus Media Inc.,
7.750%, 5–1–19	3,645	3,545
Harron Communications, L.P. and Harron Finance Corporation,
9.125%, 4–1–20 (B)	550	594
Starz LLC and Starz Finance Corp.,
5.000%, 9–15–19 (B)	670	685

		5,305

Building Products – 2.1%
HD Supply, Inc.:
8.125%, 4–15–19 (B)	227	246
11.000%, 4–15–20 (B)	1,699	1,886
Isabelle Acquisition Sub Inc.,
10.000%, 11–15–18 (B)(D)	2,827	3,068
Ply Gem Industries, Inc.,
8.250%, 2–15–18 (B)	2,042	2,055
Roofing Supply Group, LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (B)	716	780

		8,035

Cable & Satellite – 2.0%
Cablevision Systems Corporation,
5.875%, 9–15–22	2,593	2,580
Nara Cable Funding Limited,
8.875%, 12–1–18 (B)	321	293
Univision Communications Inc.,
6.750%, 9–15–22 (B)	929	929
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (B)	673	692
WideOpenWest Finance, LLC and WideOpenWest CapitalCorp.:
10.250%, 7–15–19 (B)	1,930	2,036
13.375%, 10–15–19 (B)	1,375	1,409

		7,939

Casinos & Gaming – 1.8%
Boyd Finance Co. and Boyd Acquisition Sub, LLC,
8.375%, 2–15–18 (B)	677	704
Boyd Gaming Corporation,
9.000%, 7–1–20 (B)	905	923
MGM Mirage,
11.375%, 3–1–18	600	708
MGM Resorts International:
10.000%, 11–1–16	560	641
8.625%, 2–1–19 (B)	902	983
6.750%, 10–1–20 (B)	313	313
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
5.375%, 3–15–22 (B)	2,639	2,679

		6,951

Commodity Chemicals – 0.1%
INEOS Finance plc,
8.375%, 2–15–19 (B)	525	553

Communications Equipment – 0.0%
Brightstar Corporation,
9.500%, 12–1–16 (B)	53	57

Construction & Engineering – 0.3%
J.M. Huber Corporation,
9.875%, 11–1–19 (B)	915	1,027
USG Corporation,
9.750%, 1–15–18	213	230

		1,257

Construction Materials – 1.2%
Cemex Finance LLC,
9.500%, 12–14–16 (B)	1,050	1,084
Cemex SAB de CV,
9.000%, 1–11–18 (B)	158	158
Headwaters Incorporated,
7.625%, 4–1–19	1,048	1,064
Headwaters Incorporated, Convertible,
8.750%, 2–1–16	975	998
Hillman Group, Inc. (The),
10.875%, 6–1–18	1,407	1,513

		4,817

Consumer Finance – 0.8%
Nielsen Finance LLC and Nielsen Finance Co.,
4.500%, 10–1–20 (B)	437	434
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (B)	2,089	2,204
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15	590	655

		3,293

Data Processing & Outsourced Services – 0.9%
Alliance Data Systems Corporation,
6.375%, 4–1–20 (B)	3,358	3,627

Diversified Chemicals – 0.2%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (B)(E)	EUR598	839

Diversified Metals & Mining – 1.8%
American Gilsonite Holding Company,
11.500%, 9–1–17 (B)	$1,905	1,957
FMG Resources Pty Ltd.:
6.375%, 2–1–16 (B)	300	292
6.000%, 4–1–17 (B)	653	607
6.875%, 2–1–18 (B)	300	279
8.250%, 11–1–19 (B)	1,169	1,134
6.875%, 4–1–22 (B)	2,739	2,506

		6,775

Diversified Support Services – 0.5%
Nexeo Solutions, LLC,
8.375%, 3–1–18	2,146	2,125

Diversified Telecom – 0.5%
Consolidated Communications Finance Co.,
10.875%, 6–1–20 (B)	1,710	1,804

Education Services – 4.0%
Laureate Education, Inc.:
11.000%, 8–15–15 (B)(F)	1,750	1,803
11.250%, 8–15–15 (B)(D)(F)	7,228	7,444
12.750%, 8–15–17 (B)(F)	3,040	3,222
9.250%, 9–1–19 (B)	2,961	2,976

		15,445

Electronic Components – 0.6%
WireCo WorldGroup Inc.,
9.500%, 5–15–17	2,090	2,236

Electronic Equipment & Instruments – 1.3%
CDW LLC and CDW Finance Corporation:
12.535%, 10–12–17	3,613	3,858
8.500%, 4–1–19	1,205	1,310

		5,168

Electronic Manufacturing Services – 1.0%
Jabil Circuit, Inc.:
8.250%, 3–15–18	470	558
4.700%, 9–15–22	451	449
KEMET Corporation,
10.500%, 5–1–18	3,015	3,060

		4,067

Environmental & Facilities Services – 0.4%
Heckmann Corporation,
9.875%, 4–15–18	1,509	1,554

Food Distributors – 1.5%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (B)	2,703	2,818
Viskase Companies, Inc.,
9.875%, 1–15–18 (B)	2,825	2,923

		5,741

Forest Products – 0.7%
Ainsworth Lumber Co. Ltd.,
11.000%, 7–29–15 (B)(D)	2,839	2,697

General Merchandise Stores – 0.3%
Pantry, Inc., (The),
8.375%, 8–1–20 (B)	1,100	1,128

Health Care Equipment – 0.7%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17	420	357
Immucor, Inc.,
11.125%, 8–15–19	2,147	2,426

		2,783

Health Care Facilities – 2.9%
Acadia Healthcare Company, Inc.,
12.875%, 11–1–18	1,558	1,827
Biomet, Inc.:
6.500%, 8–1–20 (B)	223	231
6.500%, 10–1–20 (B)	350	343
Chiron Merger Sub, Inc.,
12.500%, 11–1–19 (B)	811	762
INC Research, LLC,
11.500%, 7–15–19 (B)	375	377
Kindred Healthcare, Inc.,
8.250%, 6–1–19	756	735
Physio-Control International, Inc.,

9.875%, 1–15–19 (B)	1,080	1,183
Tenet Healthcare Corporation,
6.875%, 11–15–31	1,993	1,784
Truven Health Analytics,
10.625%, 6–1–20 (B)	4,000	4,279

		11,521

Health Care Services – 1.0%
MedImpact Holdings, Inc.,
10.500%, 2–1–18 (B)	2,770	2,978
WP Rocket Merger Sub, Inc.,
10.125%, 7–15–19 (B)	830	824

		3,802

Health Care Technology – 1.5%
Emdeon, Inc.,
11.000%, 12–31–19 (B)	2,204	2,502
MedAssets, Inc.,
8.000%, 11–15–18	2,998	3,267

		5,769

Home Furnishings – 0.2%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	570	603

Independent Power Producers & Energy Traders – 0.8%
NRG Energy, Inc.:
7.625%, 5–15–19	1,280	1,357
7.875%, 5–15–21	1,600	1,740

		3,097

Integrated Oil & Gas – 0.4%
EP Energy LLC,
9.375%, 5–1–20 (B)	986	1,074
EP Energy LLC and Everest Acquisition Finance Inc.,
7.750%, 9–1–22 (B)	336	343

		1,417

Investment Banking & Brokerage – 3.7%
E*TRADE Financial Corporation:
7.875%, 12–1–15	481	490
6.750%, 6–1–16	780	821
12.500%, 11–30–17 (D)	10,414	11,834
GFI Group Inc.,
8.625%, 7–19–18	1,735	1,522

		14,667

IT Consulting & Other Services – 1.0%
iGATE Corporation,
9.000%, 5–1–16	2,411	2,646
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	1,089	1,105

		3,751

Leisure Facilities – 0.9%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	3,242	3,428

Leisure Products – 0.3%
Toys R Us Inc,
10.375%, 8–15–17 (B)	1,067	1,091

Marine – 0.7%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8–15–19 (B)	2,649	2,768

Metal & Glass Containers – 1.4%
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (B)	3,829	4,078
Plastipak Holdings, Inc.,
10.625%, 8–15–19 (B)	1,070	1,225

		5,303

Movies & Entertainment – 0.8%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	990	1,115
Carmike Cinemas, Inc.,
7.375%, 5–15–19	1,813	1,949

		3,064

Multi–Line Insurance – 0.4%
American International Group, Inc.,
8.175%, 5–15–58	1,135	1,389

Oil & Gas Drilling – 0.4%
RDS Ultra–Deepwater Ltd,
11.875%, 3–15–17 (B)	1,560	1,739

Oil & Gas Equipment & Services – 0.5%
Global Geophysical Services, Inc.:
10.500%, 5–1–17 (B)	1,133	1,071
10.500%, 5–1–17	1,002	957

		2,028

Oil & Gas Refining & Marketing – 4.0%
Energy Partners Ltd.,
8.250%, 2–15–18	3,016	3,046
Offshore Group Investment Limited,
11.500%, 8–1–15	7,510	8,299
PetroBakken Energy Ltd.,
8.625%, 2–1–20 (B)	265	276
Samson Investment Company,
9.750%, 2–15–20 (B)	3,481	3,585

		15,206

Oil Services – 0.2%
Bill Barrett Corporation,
7.000%, 10–15–22	238	245
Drill Rigs Holdings, Inc.,
6.500%, 10–1–17 (B)	179	178
Forest Oil Corporation,
7.500%, 9–15–20 (B)	539	534

		957

Other Diversified Financial Services – 0.5%
Bank of America Corporation:
8.000%, 12–29–49 (F)	1,450	1,579
8.125%, 12–29–49 (F)	426	469

		2,048

Packaged Foods & Meats – 1.1%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)	1,996	2,088
9.625%, 3–15–18 (B)(D)	2,175	2,083

		4,171

Paper Packaging – 1.1%
AOT Bedding Super Holdings,
8.125%, 10–1–20 (B)	1,111	1,103
Reynolds Group Holdings Limited:
9.000%, 4–15–19	2,880	2,937
8.250%, 2–15–21	280	278

		4,318

Pharmaceuticals – 1.9%
Capsugel FinanceCo S.C.A.,
9.875%, 8–1–19 (B)(E)	EUR1,222	1,759
Jaguar Holding Company II and Jaguar Merger Sub Inc.,
9.500%, 12–1–19 (B)	$2,114	2,373
Par Pharmaceutical Companies, Inc.,
7.375%, 10–15–20 (B)	3,186	3,202

		7,334

Restaurants – 4.5%
Carrols Restaurant Group, Inc.,
11.250%, 5–15–18 (B)	937	1,021
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(D)	7,796	8,420
Dave & Buster’s, Inc.,
0.001%, 2–15–16 (B)	5,280	3,907
NPC International, Inc.,
10.500%, 1–15–20	2,438	2,804
Ruby Tuesday, Inc.,
7.625%, 5–15–20 (B)	1,198	1,150
Wok Acquisition Corp.,
10.250%, 6–30–20 (B)	773	817

		18,119

Retail Stores – 0.6%
Claire’s Stores, Inc.,
9.000%, 3–15–19 (B)	1,113	1,155
Fifth & Pacific Companies, Inc.,
10.500%, 4–15–19 (B)	1,152	1,300

		2,455

Security & Alarm Services – 0.5%
Monitronics International, Inc.,
9.125%, 4–1–20	1,795	1,867

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible,
3.250%, 4–1–16	170	165

Semiconductors – 0.7%
Freescale Semiconductor, Inc.,
8.050%, 2–1–20	1,302	1,281
Micron Technology, Inc., Convertible:
1.500%, 8–1–31	461	415
1.875%, 8–1–31	135	119
3.125%, 5–1–32 (B)	849	789

		2,604

Specialized Consumer Services – 2.8%
B-Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)	1,635	1,655
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (B)	2,243	2,355
7.500%, 6–15–19 (B)(E)	EUR1,787	2,371
TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (B)(D)	$4,339	4,730

		11,111

Specialized Finance – 1.7%
CNG Holdings, Inc.,
9.375%, 5–15–20 (B)	675	694
Everest Acquisition, LLC and Everest Acquisition Finance, Inc.,
6.875%, 5–1–19 (B)	370	396
International Lease Finance Corporation:
4.875%, 4–1–15	815	847
5.875%, 4–1–19	815	864
5.875%, 8–15–22	1,234	1,275
WM Finance Corp.,
11.500%, 10–1–18	959	1,079
WM Holdings Finance Corp.,
13.750%, 10–1–19	1,495	1,644

		6,799

Specialized REITs – 1.1%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	4,326	4,099

Steel – 0.4%
Ryerson Inc.,
12.000%, 11–1–15	750	774
Severstal Columbus LLC,
10.250%, 2–15–18	720	720

		1,494

Systems Software – 1.7%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18 (B)	3,296	3,758
Lawson Software, Inc.,
9.375%, 4–1–19 (B)	2,351	2,610

		6,368

Technology – 0.4%
J2 Global, Inc.,
8.000%, 8–1–20 (B)	1,502	1,517

Technology Distributors – 0.9%
Sophia, L.P. and Sophia Finance, Inc.,
9.750%, 1–15–19 (B)	3,215	3,456

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (B)	1,745	1,797

Wireless – 0.0%
Carrizo Oil & Gas, Inc.,
7.500%, 9–15–20	179	183

Wireless Telecommunication Service – 1.0%
Cricket Communications, Inc.,
7.750%, 10–15–20	695	678
Digicel Group Limited:
10.500%, 4–15–18 (B)	928	1,008
8.250%, 9–30–20 (B)	357	375
Eileme 1 AB (publ) Polkomtel S.A.,
14.250%, 8–15–20 (B)(D)	594	618
Sprint Nextel Corporation:
9.125%, 3–1–17 (B)	408	462
7.000%, 8–15–20	225	234
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	685	646

		4,021

TOTAL CORPORATE DEBT SECURITIES – 78.4%		$305,952
(Cost: $294,009)

MUNICIPAL BONDS – TAXABLE

Arizona – 0.4%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.051%, 1–1–37 (F)	2,020	$1,525

TOTAL MUNICIPAL BONDS – TAXABLE – 0.4%		$1,525
(Cost: $1,322)

SENIOR LOANS
Broadcasting – 0.3%
Granite Broadcasting Corporation,
8.500%, 4–24–19 (F)	1,184	1,184

Building Products – 2.1%
Goodman Global, Inc.,
9.000%, 10–28–17 (F)	3,783	3,830
HD Supply, Inc.:
0.000%, 9–26–17 (F)	3,000	3,092
7.250%, 9–26–17 (F)	1,700	1,752

		8,674

Cable & Satellite – 1.2%
WideOpenWest Finance, LLC,
6.250%, 4–18–18 (F)	3,236	3,258
Wilton Brands LLC,
7.500%, 8–7–19 (F)	1,775	1,784

		5,042

Casinos & Gaming – 0.4%
Cannery Casino Resorts LLC:
0.000%, 10–1–18 (F)	629	628
0.000%, 10–1–19 (F)	673	670
Station Casinos LLC,
3.232%, 6–17–16 (F)	411	396

		1,694

Diversified Support Services – 1.7%
Advantage Sales & Marketing, Inc.:
9.250%, 5–29–18 (F)	5,184	5,158
13.000%, 12–30–18 (F)	1,100	1,097
Applied Systems, Inc.,
9.500%, 6–8–17 (F)	215	214

		6,469

Environmental & Facilities Services – 0.8%
Evergreen Tank Solution, Inc.,
0.000%, 9–11–18 (F)	1,794	1,776
K2 Pure Solutions Nocal, L.P.,
10.000%, 9–10–15 (F)	1,367	1,360

		3,136

Food Retail – 0.5%
Focus Brands, Inc.,
10.250%, 8–21–18 (F)	1,890	1,909

Health Care Facilities – 0.5%
National Surgical Hospitals, Inc.,
8.250%, 2–3–17 (F)	1,764	1,720

Home Furnishings – 0.5%
Spring Windows Fashions, LLC,
11.250%, 5–31–18 (F)	1,800	1,782

Hypermarkets & Super Centers – 0.7%
BJ’s Wholesale Club, Inc.:
0.000%, 9–6–19 (F)	1,337	1,342
0.000%, 3–6–20 (F)	1,337	1,350

		2,692

Independent Power Producers & Energy Traders – 0.6%
Texas Competitive Electric Holdings Company, LLC:
4.728%, 10–10–17 (F)	2,835	1,947
4.938%, 10–10–17 (F)	456	313

		2,260

Internet Software & Services – 1.1%
Blue Coat Systems, Inc.:
7.500%, 2–8–18 (F)	1,612	1,620
11.500%, 8–8–18 (F)	634	647
Web.com Group, Inc.,
7.000%, 10–27–17 (F)	1,898	1,909

		4,176

Movies & Entertainment – 0.8%
Formula One Holdings Ltd. and Alpha Topco Limited,
6.250%, 4–30–18 (F)	2,945	2,966

Oil & Gas Exploration & Production – 1.5%
Chesapeake Energy Corporation,
8.500%, 12–2–17 (F)	5,950	5,965

Oil & Gas Refining & Marketing – 0.3%
Samson Investment Company,
0.000%, 9–10–16 (F)	1,116	1,122

Other Diversified Financial Services – 1.5%
Fairway Group Acquisition Company,
8.250%, 8–17–18 (F)	635	639
Misys plc and Magic Newco, LLC,
12.000%, 3–19–19 (F)	5,127	5,294

		5,933

Pharmaceuticals – 0.2%
Par Pharmaceutical Companies, Inc.,
0.000%, 8–2–19 (F)	892	890

Research & Consulting Services – 0.8%
AlixPartners, LLP,
10.750%, 11–15–19 (F)	2,978	3,004

Specialty Stores – 0.2%
Savers, Inc.,
6.250%, 6–11–19 (F)	656	662

TOTAL SENIOR LOANS – 15.7%		$61,280
(Cost: $60,594)

SHORT–TERM SECURITIES
Commercial Paper – 4.7%
Becton Dickinson & Co.,
0.220%, 10–24–12 (G)	5,850	5,849
CVS Caremark Corporation,
0.330%, 10–1–12 (G)	5,000	5,000
Hewlett–Packard Company,
0.400%, 10–5–12 (G)	3,000	3,000
Kroger Co. (The),
0.400%, 10–2–12 (G)	2,782	2,782
Panasonic Finance America, Inc. (GTD by Matsushita Electric Industrial Co., Ltd),
0.500%, 10–11–12 (G)	1,749	1,749

		18,380

Master Note – 0.3%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (H)	1,176	1,176

TOTAL SHORT-TERM SECURITIES – 5.0%		$19,556
(Cost: $19,556)

TOTAL INVESTMENT SECURITIES – 100.4%	$391,618
(Cost: $379,151)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)	(1,480)

NET ASSETS – 100.0%	$390,138

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,152	$—	$—
Preferred Stocks	983	134	—
Warrants	—	—	36
Corporate Debt Securities	—	305,952	—
Municipal Bonds	—	1,525	—
Senior Loans	—	48,921	12,359
Short-Term Securities	—	19,556	—
Total	$3,135	$376,088	$12,395
Liabilities
Forward Foreign Currency Contracts	$—	$26	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 1–1–12	$—	$2,100	$4,951
Net realized gain (loss)	—	—	69
Net unrealized appreciation (depreciation)	(55)	—	700
Purchases	—	—	9,027
Sales	—	—	(8,361)
Transfers into Level 3 during the period	91	—	6,188
Transfers out of Level 3 during the period	—	(2,100)	(215)
Ending Balance 9–30–12	$36	$—	$12,359
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9–30–12	$(55)	$—	$232

Information	about Level 3 fair value measurements:

	Fair Value at 9–30–12	Valuation Technique(s)	Unobservable Input(s)
Assets
Warrants	$36	Third-party vendor pricing service	Vendor quotes
Senior Loans	12,359	Third-party vendor pricing service	Vendor quotes

There were no reoccurring transfers between any levels during the period ended September 30, 2012.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	3,950	10–12–12	$—	$26

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $181,621 or 46.6% of net assets.

(C)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(G)	Rate shown is the yield to maturity at September 30, 2012.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The	following acronyms are used throughout this schedule:

GTD	= Guaranteed

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$379,151
Gross unrealized appreciation	15,807
Gross unrealized depreciation	(3,340)
Net unrealized appreciation	$12,467

SCHEDULE OF INVESTMENTS International Core Equity (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina – 0.6%
Arcos Dorados Holdings, Inc.	207	$3,191

Australia – 5.7%
Asciano Limited	1,451	6,578
Myer Holdings Limited	2,608	4,721
Telstra Corporation Limited	3,890	15,817
Toll Holdings Limited	1,209	5,530

		32,646

Canada – 1.2%
Potash Corporation of Saskatchewan Inc.	158	6,878

China – 4.0%
Baidu.com, Inc., ADR (A)	52	6,050
China Pacific Insurance (Group) Co. Ltd., H Shares	2,332	7,053
China Unicom Limited	5,952	9,764

		22,867

France – 10.3%
Cap Gemini S.A.	213	9,001
Compagnie Generale des Etablissements Michelin, Class B	98	7,686
Sanofi-Aventis	150	12,812
Schneider Electric S.A.	123	7,270
Total S.A.	447	22,172

		58,941

Germany – 5.0%
Bayer AG	180	15,422
Dialog Semiconductor plc (A)	309	6,029
Fresenius SE & Co. KGaA (A)	16	1,886
Fresenius SE & Co. KGaA (A)(B)	43	5,042

		28,379

Hong Kong – 3.6%
Cheung Kong (Holdings) Limited	930	13,637
Sun Hung Kai Properties Limited	489	7,164

		20,801

Israel – 1.8%
Bezeq – Israel Telecommunication Corp., Ltd. (The)	2,091	2,428
Teva Pharmaceutical Industries Limited, ADR	191	7,907

		10,335

Italy – 1.2%
Saipem S.p.A.	145	6,950

Japan – 17.1%
Asahi Breweries, Ltd.	272	6,713
Hoya Corporation	453	9,955
Japan Airlines Co., Ltd. (A)(B)	83	3,882
Japan Tobacco Inc.	211	6,332
KONAMI Corporation	216	4,907
Mitsubishi Electric Corporation	881	6,503
Mitsui & Co., Ltd.	579	8,142
Mitsui Fudosan Co., Ltd.	410	8,212
Nissin Kogyo Co., Ltd.	605	7,922
NTT DoCoMo, Inc.	4	6,294
Secom Co., Ltd.	128	6,681
Seven & i Holdings Co., Ltd.	203	6,229
Softbank Corp.	201	8,139
Yahoo Japan Corporation	18	6,918

		96,829

Mexico – 1.4%
America Movil, S.A.B. de C.V.	313	7,954

Netherlands – 5.4%
Fugro N.V.	153	10,429
ING Groep N.V., Certicaaten Van Aandelen (A)	1,036	8,186
Koninklijke Ahold N.V.	978	12,250

		30,865

Norway – 1.2%
Telenor ASA	358	6,978

Singapore – 3.4%
Singapore Telecommunications Limited	3,920	10,221
United Overseas Bank Limited	558	8,935

		19,156

Sweden – 2.4%
Investor AB, B Shares	330	7,265
TeliaSonera AB	871	6,272

		13,537

Switzerland – 1.2%
Swiss Re Ltd	110	7,048

Taiwan – 1.1%
Advanced Semiconductor Engineering, Inc.	8,132	6,270

United Kingdom – 23.8%
AMEC plc	378	7,004
AstraZeneca plc	148	7,065
BAE Systems plc (A)	1,299	6,821
GlaxoSmithKline plc	474	10,928
Imperial Tobacco Group plc	175	6,493
Invensys plc, ADR	2,054	7,763
National Grid plc	632	6,974
Prudential plc	697	9,017
Reckitt Benckiser Group plc	138	7,950
Rio Tinto plc	248	11,563
Royal Dutch Shell plc, Class A	604	20,891
Unilever plc	456	16,593
Vodafone Group plc	2,639	7,489
WPP Group plc	639	8,677

		135,228

United States – 4.1%
Cognizant Technology Solutions Corporation, Class A (A)	150	10,502
InBev NV	75	6,405
Yahoo! Inc. (A)	415	6,635

		23,542

TOTAL COMMON STOCKS – 94.5%		$538,395
(Cost: $522,542)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.6%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.180%, 10–2–12 (C)	$5,000	5,000
Corporacion Andina de Fomento, 0.260%, 10–22–12 (C)	4,000	3,999

GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.180%, 10–4–12 (C)	5,000	5,000
McCormick & Co. Inc., 0.210%, 10–1–12 (C)	3,540	3,540
Novartis Finance Corp., 0.110%, 10–2–12 (C)	3,000	3,000

		20,539

TOTAL SHORT-TERM SECURITIES – 3.6%		$20,539
(Cost: $20,539)

TOTAL INVESTMENT SECURITIES – 98.1%		$558,934
(Cost: $543,081)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		10,982

NET ASSETS – 100.0%		$569,916

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$32,195	$—	$—
Consumer Staples	68,966	—	—
Energy	67,446	—	—
Financials	76,517	—	—
Health Care	61,062	—	—
Industrials	59,169	—	—
Information Technology	66,267	—	—
Materials	18,441	—	—
Telecommunication Services	81,358	—	—
Utilities	6,974	—	—
Total Common Stocks	$538,395	$—	$—
Short-Term Securities	—	20,539	—
Total	$538,395	$20,539	$—
Forward Foreign Currency Contracts	$—	$192	$—

Liabilities
Forward Foreign Currency Contracts	$—	$143	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Australian Dollar	Barclays Capital	21,200	10-22-12	$192	$—
Sell	Japanese Yen	Barclays Capital	3,395,000	10-22-12	—	143
					$192	$143

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $8,924 or 1.6% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2012.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$543,081
Gross unrealized appreciation	40,334
Gross unrealized depreciation	(24,481)
Net unrealized appreciation	$15,853

SCHEDULE OF INVESTMENTS International Growth (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Argentina – 0.8%
Arcos Dorados Holdings, Inc.	199	$3,066

Australia – 6.0%
Coca-Cola Amatil Limited	383	5,387
David Jones Limited	1,669	4,345
Orica Limited	177	4,570
Telstra Corporation Limited	2,349	9,553

		23,855

Canada – 1.0%
Canadian Natural Resources Limited	129	3,986

China – 2.6%
Sands China Ltd.	598	2,234
SINA Corporation (A)	48	3,098
Tingyi Holding Corp.	1,730	5,210

		10,542

France – 13.0%
Cap Gemini S.A.	135	5,722
Compagnie Generale des Etablissements Michelin, Class B	68	5,321
Danone	63	3,896
European Aeronautic Defence and Space Company EADS N.V.	59	1,857
Eutelsat Communications	64	2,052
LVMH Moet Hennessy - Louis Vuitton	38	5,646
Pinault-Printemps-Redoute S.A.	25	3,845
Safran	221	7,934
Sanofi-Aventis	85	7,275
Vinci	200	8,520

		52,068

Germany – 11.0%
adidas AG	54	4,423
Bayer AG	127	10,937
Fresenius SE & Co. KGaA (A)	106	12,341
Fresenius SE & Co. KGaA (A)(B)	11	1,297
Linde AG	48	8,219
MTU Aero Engines Holding AG	85	6,753

		43,970

Hong Kong – 3.4%
Galaxy Entertainment Group Limited (A)(B)	1,556	5,218
Galaxy Entertainment Group Limited, ADR (A)	454	1,522
Yue Yuen Industrial (Holdings) Limited	1,986	6,685

		13,425

India – 3.5%
Housing Development Finance Corporation Limited (A)	140	2,051
Housing Development Finance Corporation Limited (A)(B)	322	4,726
State Bank of India	168	7,148

		13,925

Israel – 1.5%
Teva Pharmaceutical Industries Limited, ADR	143	5,916

Italy – 1.8%
Saipem S.p.A.	153	7,361

Japan – 9.1%
Canon Inc.	97	3,098
JGC Corporation	223	7,444
KONAMI Corporation	132	2,988
Mitsubishi Corporation	307	5,588
Mitsubishi Electric Corporation	439	3,240
Mitsui & Co., Ltd.	207	2,912
Nexon Co., Ltd. (A)	64	880
NEXON Co., Ltd. (A)(B)	142	1,955
Nissin Kogyo Co., Ltd.	297	3,889
ORIX Corporation	43	4,290

		36,284

Luxembourg – 2.0%
Tenaris S.A.	383	7,806

Netherlands – 1.3%
ASML Holding N.V., Ordinary Shares	99	5,302

Norway – 1.8%
Seadrill Limited	189	7,392

Sweden – 2.7%
AB Volvo, Class B (A)	459	6,442
Telefonaktiebolaget LM Ericsson, B Shares	458	4,174

		10,616

Switzerland – 3.4%
Credit Suisse Group AG, Registered Shares	189	4,005
Novartis AG, Registered Shares	102	6,223
Swatch Group Ltd (The), Bearer Shares	9	3,495

		13,723

United Kingdom – 13.5%
ARM Holdings plc, ADR	108	3,018
AstraZeneca plc	166	7,926
British American Tobacco plc	127	6,516
Capita Group plc (The)	189	2,368
Diageo plc	429	12,039
Experian plc	394	6,550
GlaxoSmithKline plc	369	8,511
Petrofac Limited	72	1,864
Prudential plc	415	5,367

		54,159

United States – 12.2%
Apple Inc. (A)	30	19,724
Cognizant Technology Solutions Corporation, Class A (A)	115	8,071
InBev NV	111	9,477
QUALCOMM Incorporated	105	6,561
Schlumberger Limited	69	4,974

		48,807

TOTAL COMMON STOCKS – 90.6%		$362,203
(Cost: $339,967)

PREFERRED STOCKS
Germany – 2.0%
Volkswagen AG, 2.260% (A)	44	8,083

TOTAL PREFERRED STOCKS – 2.0%		$8,083
(Cost: $8,439)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 26.0%
Air Products and Chemicals, Inc.,
0.110%, 10–10–12 (C)	$10,000	10,000
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.140%, 11–15–12 (C)	11,000	10,998
Bank of Nova Scotia, 0.125%, 10–3–12 (C)	10,000	10,000
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.180%, 10–2–12 (C)	4,000	4,000
Emerson Electric Co., 0.110%, 10–17–12 (C)	9,500	9,499
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 10–18–12 (C)	9,000	8,999
Kimberly-Clark Worldwide Inc., 0.100%, 10–4–12 (C)	8,000	8,000
McCormick & Co. Inc., 0.300%, 10–26–12 (C)	2,000	2,000
Novartis Finance Corp., 0.110%, 10–2–12 (C)	3,000	3,000
Praxair, Inc., 0.080%, 10–11–12 (C)	10,000	10,000
Prudential Funding LLC, 0.100%, 10–1–12 (C)	3,773	3,773
United Technologies Corporation, 0.110%, 10–22–12 (C)	5,000	5,000
Wal-Mart Stores, Inc., 0.090%, 10–12–12 (C)	7,650	7,650
Walt Disney Company (The), 0.120%, 11–8–12 (C)	11,000	10,998

		103,917

Master Note – 0.2%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (D)	656	656

Municipal Obligations – Taxable – 1.0%
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.), 0.160%, 10–3–12 (D)	3,328	3,328
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007B, 0.190%, 10–1–12 (D)	1,000	1,000

		4,328

TOTAL SHORT-TERM SECURITIES – 27.2%		$108,901
(Cost: $108,901)

TOTAL INVESTMENT SECURITIES – 119.8%		$479,187
(Cost: $457,307)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (19.8%)		(79,059)

NET ASSETS – 100.0%		$400,128

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$51,741	$—	$—
Consumer Staples	42,524	—	—
Energy	33,383	—	—
Financials	27,588	—	—
Health Care	60,426	—	—
Industrials	59,609	—	—
Information Technology	64,591	—	—
Materials	12,788	—	—
Telecommunication Services	9,553	—	—
Total Common Stocks	$362,203	$—	$—
Preferred Stocks	8,083	—	—
Short-Term Securities	—	108,901	—
Total	$370,286	$108,901	$—
Forward Foreign Currency Contracts	$—	$712	$—
Liabilities
Swap Agreements	$—	$127	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following forward foreign currency contracts were outstanding at September 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Citibank, N.A.	15,950	10–15–12	$74	$—
Sell	Japanese Yen	Goldman Sachs International	2,178,000	2–7–13	638	—
					$712	$—

The following total return swap agreements were outstanding at September 30, 2012:

Counterparty	Notional Amount	Underlying Security	Termination Date	Financing Fee#	Unrealized Depreciation
UBS AG, London	$2,988	Ping An Insurance (Group) Company of China, Ltd.	10–22–12	USD LIBOR + 0.700%	$(127)

#	The Portfolio pays the financing fee multiplied by the notional amount each quarter. On the termination date of the swap contracts, the Portfolio will pay/receive the return of the underlying security.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $13,196 or 3.3% of net assets.

(C) Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$457,307
Gross unrealized appreciation	37,237
Gross unrealized depreciation	(15,357)
Net unrealized appreciation	$21,880

SCHEDULE OF INVESTMENTS
Limited-Term Bond (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 2.0%
Bombardier Inc., 7.500%, 3–15–18 (A)	$2,000	$2,265

Apparel Retail – 2.1%
Limited Brands, Inc., 8.500%, 6–15–19	2,000	2,410

Apparel, Accessories & Luxury Goods – 0.9%
LVMH Moet Hennessy – Louis Vuitton, 1.625%, 6–29–17 (A)	1,000	1,009

Automobile Manufacturers – 1.8%
Nissan Motor Acceptance Corporation, 1.950%, 9–12–17 (A)	1,000	1,009
Volkswagen International Finance N.V., 2.375%, 3–22–17 (A)	1,000	1,039

		2,048

Banking – 0.9%
Commonwealth Bank of Australia New York, 1.950%, 3–16–15	1,000	1,022

Biotechnology – 0.9%
Amgen Inc., 2.125%, 5–15–17	1,000	1,033

Brewers – 2.2%
Anheuser–Busch InBev Worldwide Inc., 1.375%, 7–15–17	1,000	1,012
SABMiller Holdings Inc., 1.850%, 1–15–15 (A)	1,500	1,536

		2,548

Cable & Satellite – 3.5%
Comcast Corporation, 4.950%, 6–15–16	1,000	1,135
DIRECTV Holdings LLC, 2.400%, 3–15–17	1,000	1,027
Time Warner Cable Inc., 6.750%, 7–1–18	1,562	1,964

		4,126

Coal & Consumable Fuels – 1.0%
Joy Global Inc., 6.000%, 11–15–16	1,000	1,153

Computer & Electronics Retail – 0.9%
Best Buy Co., Inc., 7.000%, 7–15–13	1,000	1,030

Consumer Finance – 3.5%
American Honda Finance Corp., 1.500%, 9–11–17 (A)	1,000	1,004
Ford Motor Credit Company LLC, 3.875%, 1–15–15	1,000	1,045
Penske Truck Leasing Co., LP and PTL Finance Corp., 3.125%, 5–11–15 (A)	2,000	2,047

		4,096

Data Processing & Outsourced Services – 1.0%
Fidelity National Financial, Inc., 6.600%, 5–15–17	1,000	1,119

Distillers & Vintners – 2.4%
Beam Inc., 1.875%, 5–15–17	1,500	1,533

Diageo Capital plc, 5.750%, 10–23–17	1,000	1,221

		2,754

Diversified Banks – 4.1%
Barclays Bank plc, 2.375%, 1–13–14	1,500	1,524
HSBC Bank plc, 3.100%, 5–24–16 (A)	1,000	1,054
U.S. Bancorp, 2.200%, 11–15–16	1,000	1,050
Wells Fargo & Company, 3.676%, 6–15–16 (B)	1,000	1,089

		4,717

Diversified Chemicals – 1.0%
Dow Chemical Company (The), 5.900%, 2–15–15	1,000	1,114

Diversified Metals & Mining – 3.3%
BHP Billiton Finance (USA) Limited, 7.250%, 3-1-16	1,000	1,202
BHP Billiton plc and BHP Billiton Limited, 5.250%, 12-15-15	1,000	1,138
Rio Tinto Finance (USA) Limited, 2.250%, 9-20-16	1,500	1,555

		3,895

Electric Utilities – 1.7%
Great Plains Energy Incorporated, 2.750%, 8-15-13	1,000	1,014
National Rural Utilities Cooperative Finance Corporation, 1.900%, 11-1-15	1,000	1,032

		2,046

Electronic Manufacturing Services – 2.0%
Jabil Circuit, Inc., 7.750%, 7-15-16	2,000	2,315

Environmental & Facilities Services – 2.0%
Republic Services, Inc., 3.800%, 5-15-18	1,000	1,112
Waste Management, Inc., 6.100%, 3-15-18	1,000	1,201

		2,313

Forest Products – 2.1%
Georgia-Pacific, LLC, 8.250%, 5-1-16 (A)	2,250	2,421

Health Care Services – 1.8%
Medco Health Solutions, Inc., 2.750%, 9-15-15	1,000	1,046
Quest Diagnostics Incorporated, 3.200%, 4-1-16	1,000	1,060

		2,106

Health Care Supplies – 0.9%
DENTSPLY International Inc., 2.750%, 8-15-16	1,000	1,031

Independent Finance – 0.9%
John Deere Capital Corporation, 1.200%, 10-10-17	1,000	1,005

Industrial Conglomerates – 0.9%
General Electric Capital Corporation, 2.950%, 5-9-16	1,000	1,058

Integrated Telecommunication Services – 0.9%
Deutsche Telekom International Finance B.V., 4.875%, 7-8-14	1,000	1,064

Investment Banking & Brokerage – 1.8%
Goldman Sachs Group, Inc. (The), 3.625%, 2–7–16	1,000	1,055
Morgan Stanley, 4.100%, 1–26–15	1,000	1,036

		2,091

Leisure Products – 0.9%
Mattel, Inc., 2.500%, 11–1–16	1,000	1,045

Life & Health Insurance – 2.3%
Metropolitan Life Global Funding I, 2.500%, 9–29–15 (A)	1,500	1,562
Prudential Financial, Inc., 4.750%, 9–17–15	1,000	1,101

		2,663

Multi-Utilities – 0.9%
Dominion Resources, Inc., Ser A, 1.400%, 9–15–17	1,000	1,003

Office Electronics – 1.0%
Xerox Corporation, 6.350%, 5–15–18	1,000	1,174

Oil & Gas Equipment & Services – 2.2%
Schlumberger S.A. (GTD by Schlumberger Limited), 1.950%, 9–14–16 (A)	1,000	1,033
Transocean Inc., 2.500%, 10–15–17	1,500	1,509

		2,542

Oil & Gas Exploration & Production – 1.0%
Petrohawk Energy Corporation, 7.250%, 8–15–18	1,000	1,136

Oil & Gas Storage & Transportation – 2.2%
DCP Midstream Operating, LP, 3.250%, 10–1–15	1,500	1,541
Sunoco Logistics Partners Operations L.P., 8.750%, 2–15–14	1,000	1,091

		2,632

Other Diversified Financial Services – 2.8%
Bank of America Corporation, 5.650%, 5–1–18	1,000	1,141
ING Bank NV, 2.375%, 6–9–14 (A)	1,000	1,005
JPMorgan Chase & Co., 3.150%, 7–5–16	1,000	1,058

		3,204

Packaged Foods & Meats – 0.9%
Kraft Foods Inc., 4.125%, 2–9–16	1,000	1,098

Restaurants – 1.0%
YUM! Brands, Inc., 6.250%, 3–15–18	1,000	1,213

Retail Stores – 1.8%
Dollar General Corporation, 4.125%, 7–15–17	2,000	2,090

Semiconductors – 0.9%
Broadcom Corporation, 2.700%, 11–1–18	1,000	1,072

Systems Software – 0.9%
CA, Inc., 6.125%, 12–1–14	1,000	1,098

Wireless Telecommunication Service – 2.9%
America Movil, S.A.B. de C.V., 2.375%, 9–8–16	1,000	1,041
American Tower Corporation: 4.625%, 4–1–15	1,000	1,077
5.900%, 11–1–21	1,000	1,187

		3,305

TOTAL CORPORATE DEBT SECURITIES – 68.2%		$79,064
(Cost: $76,647)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.9%
Federal National Mortgage Association, 2.000%, 12–30–15	1,000	1,050

Mortgage–Backed Obligations – 24.8%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO, 2.500%, 12–15–41	2,851	2,933
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates, 4.500%, 10–1–20	939	1,009
Federal National Mortgage Association, 3.680%, 2–1–21	2,117	2,281
Federal National Mortgage Association Agency REMIC/CMO: 2.000%, 4–25–39	1,991	2,012
4.000%, 5–25–39	800	859
3.000%, 11–25–39	1,163	1,203
2.500%, 9–20–40	2,844	2,960
Federal National Mortgage Association Fixed Rate Pass-Through Certificates: 5.000%, 12–1–19	636	693
5.500%, 10–1–21	2,468	2,698
5.500%, 11–1–22	923	1,009
5.000%, 4–1–24	717	794
4.000%, 12–1–31	5,509	5,979
5.000%, 9–1–33	1,306	1,434
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3–16–42	2,863	2,917

		28,781

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 25.7%		$29,831
(Cost: $29,255)

SHORT-TERM SECURITIES
Commercial Paper – 6.1%
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.), 0.290%, 10–25–12 (C)	3,000	2,999
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.150%, 10–15–12 (C)	4,000	4,000

		6,999

Master Note – 0.3%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (D)	385	385

TOTAL SHORT-TERM SECURITIES – 6.4%		$7,384
(Cost: $7,384)

TOTAL INVESTMENT SECURITIES – 100.3%		$116,279
(Cost: $113,286)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(324)

NET ASSETS – 100.0%		$115,955

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.
The following tables summarize the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$79,064	$—
United States Government Agency Obligations	—	29,831	—
Short-Term Securities	—	7,384	—
Total	$—	$116,279	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $16,984 or 14.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012.

(C)	Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$113,286
Gross unrealized appreciation	3,090
Gross unrealized depreciation	(97)
Net unrealized appreciation	$2,993

SCHEDULE OF INVESTMENTS Micro Cap Growth (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 0.3%
Acquity Group Ltd, ADR (A)	18	$174

Aerospace & Defense – 0.5%
KEYW Holding Corporation (A)	20	248

Air Freight & Logistics – 0.6%
Pacer International, Inc. (A)	80	318

Alternative Carriers – 0.8%
inContact, Inc. (A)	59	383

Apparel Retail – 1.4%
bebe stores, inc.	11	51
Francesca’s Holdings Corporation (A)	20	618
Tilly’s, Class A (A)	4	64

		733

Apparel, Accessories & Luxury Goods – 1.7%
Movado Group, Inc.	26	860

Application Software – 5.2%
Callidus Software Inc. (A)	115	566
Ellie Mae, Inc. (A)	9	240
Exa Corporation (A)	22	239
Kenexa Corporation (A)	20	903
NetQin Mobile Inc., ADR (A)	31	249
Tangoe, Inc. (A)	34	446

		2,643

Asset Management & Custody Banks – 0.7%
Internet Capital Group, Inc. (A)	36	367

Auto Parts & Equipment – 0.9%
Amerigon Incorporated (A)	37	463

Automotive Retail – 0.8%
America’s Car-Mart, Inc. (A)	9	427

Biotechnology – 4.7%
Achillion Pharmaceuticals, Inc. (A)	74	772
ArQule, Inc. (A)	28	144
Clovis Oncology, Inc. (A)	31	634
NewLink Genetics Corporation (A)	26	424
Synergy Pharmaceuticals Inc. (A)	88	423

		2,397

Building Products – 0.8%
Builders FirstSource, Inc. (A)	75	391

Casinos & Gaming – 1.4%
Multimedia Games Holding Company, Inc. (A)	45	702

Commercial Printing – 1.8%
InnerWorkings, Inc. (A)	72	932

Communications Equipment – 3.3%
Ixia (A)	40	640
Procera Networks, Inc. (A)	45	1,048

		1,688

Computer Storage & Peripherals – 0.6%
Datalink Corporation (A)	39	325

Construction & Farm Machinery & Heavy Trucks – 2.1%
Commercial Vehicle Group, Inc. (A)	31	226
The Greenbrier Companies, Inc. (A)	23	376
Wabash National Corporation (A)	67	477

		1,079

Consumer Finance – 1.9%
NetSpend Holdings, Inc. (A)	45	437
Regional Management Corp. (A)	30	519

		956

Data Processing & Outsourced Services – 1.0%
Global Cash Access, Inc. (A)	60	486

Electronic Equipment & Instruments – 1.2%
FARO Technologies, Inc. (A)	15	628

Electronic Manufacturing Services – 0.5%
Fabrinet (A)	21	243

Food Distributors – 0.8%
Chefs’ Warehouse Holdings, LLC (The) (A)	24	387

Food Retail – 1.0%
Natural Grocers by Vitamin Cottage, Inc. (A)	25	546

General Merchandise Stores – 1.2%
Gordmans Stores, Inc. (A)	32	592

Health Care Equipment – 1.9%
ABIOMED, Inc. (A)	29	609
Rockwell Medical, Inc. (A)	43	352

		961

Health Care Supplies – 6.4%
Quidel Corporation (A)	54	1,013
Spectranetics Corporation (The) (A)	103	1,516
STAAR Surgical Company (A)	52	395
Synergetics USA, Inc. (A)	63	312

		3,236

Health Care Technology – 3.1%
Greenway Medical Technologies, Inc. (A)	18	301
HealthStream, Inc. (A)	27	774
Vocera Communications, Inc. (A)	16	507

		1,582

Homebuilding – 1.3%
M/I Homes, Inc. (A)	34	650

Homefurnishing Retail – 0.6%
Kirkland’s, Inc. (A)	30	299

Human Resource & Employment Services – 2.9%
On Assignment, Inc. (A)	50	994
WageWorks, Inc. (A)	27	462

		1,456

Internet Software & Services – 11.0%
Bazaarvoice, Inc. (A)	23	341
Boingo Wireless, Inc. (A)	35	279
Brightcove Inc. (A)	29	338
Envestnet, Inc. (A)	35	413
Liquidity Services, Inc. (A)	10	513
Millennial Media Inc. (A)	13	189
Responsys, Inc. (A)	19	189
SciQuest, Inc. (A)	27	491
SPS Commerce, Inc. (A)	31	1,197
Trulia, Inc. (A)	12	263
Vocus, Inc. (A)	22	439
Web.com Group, Inc. (A)	25	445
Zillow, Inc. (A)	13	541

		5,638

IT Consulting & Other Services – 1.8%
InterXion Holding N.V. (A)	24	547
Virtusa Corporation (A)	20	361

		908

Leisure Facilities – 0.8%
Town Sports International Holdings, Inc. (A)	32	391

Leisure Products – 1.9%
Arctic Cat Inc. (A)	16	663
Black Diamond, Inc. (A)	36	317

		980

Managed Health Care – 0.8%
Molina Healthcare, Inc. (A)	16	404

Movies & Entertainment – 1.2%
Rentrak Corporation (A)	36	613

Oil & Gas Drilling – 0.9%
Pioneer Drilling Company (A)	58	450

Oil & Gas Equipment & Services – 1.8%
Basic Energy Services, Inc. (A)	33	371
RigNet, Inc. (A)	29	535

		906

Oil & Gas Exploration & Production – 1.8%
Callon Petroleum Company (A)	104	640
Triangle Petroleum Corporation (A)	44	313

		953

Packaged Foods & Meats – 0.4%
Inventure Foods, Inc. (A)	35	198

Pharmaceuticals – 4.2%
NuPathe Inc. (A)	37	132
Obagi Medical Products, Inc. (A)	51	633
Omeros Corporation (A)	51	477
Pacira Pharmaceuticals, Inc. (A)	53	918

		2,160

Research & Consulting Services – 0.7%
Mistras Group, Inc. (A)	14	332

Restaurants – 4.4%
Bravo Brio Restaurant Group, Inc. (A)	19	271
Caribou Coffee Company, Inc. (A)	30	413
Chuy’s Holdings, Inc. (A)	25	610
Fiesta Restaurant Group, Inc. (A)	28	451
Red Robin Gourmet Burgers, Inc. (A)	14	468

		2,213

Semiconductor Equipment – 1.3%
CVD Equipment Corporation (A)	29	280
Nanometrics Incorporated (A)	26	364

		644

Semiconductors – 2.0%
BCD Semiconductor Manufacturing Limited, ADR (A)	34	123
ChipMOS TECHNOLOGIES (Bermuda) LTD. (A)	18	279
MagnaChip Semiconductor Corporation (A)	23	271
RDA Microelectronics, Inc., ADR	32	335

		1,008

Specialty Chemicals – 1.1%
ADA-ES, Inc. (A)	24	571

Steel – 0.8%
Universal Stainless & Alloy Products, Inc. (A)	11	398

Systems Software – 3.5%
Allot Communications Ltd. (A)	23	597
Imperva, Inc. (A)	11	392
Infolox Inc. (A)	23	537
Proofpoint, Inc. (A)	16	241

		1,767

Trading Companies & Distributors – 2.3%
DXP Enterprises, Inc. (A)	24	1,146

Trucking – 3.7%
Celadon Group, Inc.	47	762
Marten Transport, Ltd.	28	494
Roadrunner Transportation Systems, Inc. (A)	27	442
Vitran Corporation Inc., Class A (A)	38	223

		1,921

TOTAL COMMON STOCKS – 97.8%		$49,753
(Cost: $39,783)

SHORT-TERM SECURITIES	Principal
Master Note – 2.3%
Toyota Motor Credit Corporation,
0.122%, 10-5-12 (B)	$1,180	1,180

TOTAL SHORT-TERM SECURITIES – 2.3%		$1,180
(Cost: $1,180)

TOTAL INVESTMENT SECURITIES – 100.1%		$50,933
(Cost: $40,963)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(33)

NET ASSETS – 100.0%		$50,900

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$49,753	$—	$—
Short-Term Securities	—	1,180	—
Total	$49,753	$1,180	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

ADR	= American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$40,963
Gross unrealized appreciation	12,444
Gross unrealized depreciation	(2,474)
Net unrealized appreciation	$9,970

SCHEDULE OF INVESTMENTS Mid Cap Growth (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.4%
Expeditors International of Washington, Inc.	88	$3,200

Apparel, Accessories & Luxury Goods – 3.9%
Burberry Group plc (A)	122	1,979
Michael Kors Holdings Limited (B)	44	2,340
Under Armour, Inc., Class A (B)(C)	84	4,662

		8,981

Application Software – 3.7%
ANSYS, Inc. (B)	51	3,751
Solera Holdings, Inc.	75	3,299
Ultimate Software Group, Inc. (The) (B)	16	1,593

		8,643

Asset Management & Custody Banks – 2.7%
Northern Trust Corporation	112	5,211
Oaktree Capital Group, LLC	30	1,248

		6,459

Automotive Retail – 2.5%
CarMax, Inc. (B)	212	5,991

Brewers – 1.0%
Boston Beer Company, Inc. (The), Class A (B)	21	2,396

Broadcasting – 0.6%
Discovery Holding Company, Class A (B)	25	1,512

Building Products – 2.3%
Fortune Brands Home & Security, Inc. (B)(C)	199	5,386

Communications Equipment – 3.7%
Aruba Networks, Inc. (B)	166	3,726
F5 Networks, Inc. (B)	29	3,078
Riverbed Technology, Inc. (B)	76	1,764
Ubiquiti Networks, Inc. (B)	19	221

		8,789

Construction Materials – 1.8%
Martin Marietta Materials, Inc. (C)	52	4,309

Consumer Electronics – 2.5%
Harman International Industries, Incorporated	96	4,417
Skullcandy, Inc. (B)	113	1,547

		5,964

Data Processing & Outsourced Services – 4.1%
Fiserv, Inc. (B)	64	4,719
Vantiv, Inc., Class A (B)	232	4,999

		9,718

Department Stores – 1.4%
Nordstrom, Inc.	61	3,388

Distillers & Vintners – 1.0%
Brown-Forman Corporation, Class B	36	2,317

Distributors – 1.5%
LKQ Corporation (B)	188	3,480

Electrical Components & Equipment – 3.4%
Acuity Brands, Inc.	27	1,712
Polypore International, Inc. (B)	117	4,127
Roper Industries, Inc.	21	2,308

		8,147

Electronic Manufacturing Services – 1.9%
Trimble Navigation Limited (B)	95	4,511

Environmental & Facilities Services – 1.2%
Stericycle, Inc. (B)	32	2,851

Fertilizers & Agricultural Chemicals – 0.5%
Scotts Miracle-Gro Company (The)	27	1,165

Food Retail – 1.3%
Whole Foods Market, Inc.	33	3,175

Health Care Distributors – 1.9%
Henry Schein, Inc. (B)	56	4,443

Health Care Equipment – 6.9%
IDEXX Laboratories, Inc. (B)	24	2,335
Intuitive Surgical, Inc. (B)	5	2,230
St. Jude Medical, Inc.	68	2,877
Varian Medical Systems, Inc. (B)	99	5,993
Zimmer Holdings, Inc.	45	3,053

		16,488

Homefurnishing Retail – 0.2%
Williams-Sonoma, Inc.	13	585

Hotels, Resorts & Cruise Lines – 1.9%
Wyndham Worldwide Corporation	87	4,568

Household Products – 1.1%
Church & Dwight Co., Inc.	46	2,508

Industrial Gases – 0.5%
Airgas, Inc.	14	1,185

Industrial Machinery – 4.3%
IDEX Corporation	104	4,348
Pall Corporation	91	5,758

		10,106

Internet Software & Services – 1.2%
DealerTrack Holdings, Inc. (B)	58	1,615
Zillow, Inc. (B)	27	1,156

		2,771

Investment Banking & Brokerage – 1.8%
Greenhill & Co., Inc.	83	4,293

IT Consulting & Other Services – 1.8%
Teradata Corporation (B)	55	4,166

Life Sciences Tools & Services – 2.4%
Agilent Technologies, Inc.	62	2,376
Mettler-Toledo International Inc. (B)	19	3,270

		5,646

Oil & Gas Drilling – 1.1%
Patterson-UTI Energy, Inc.	160	2,533

Oil & Gas Equipment & Services – 2.5%
Dresser-Rand Group Inc. (B)	57	3,163
Dril-Quip, Inc. (B)	39	2,796

		5,959

Oil & Gas Exploration & Production – 3.0%
Cabot Oil & Gas Corporation	40	1,780
Continental Resources, Inc. (B)	37	2,861
Ultra Petroleum Corp. (B)	110	2,409

		7,050

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Company	36	2,638

Real Estate Services – 1.4%
CB Richard Ellis Group, Inc. (B)	184	3,386

Regional Banks – 4.7%
First Republic Bank	130	4,494
Signature Bank (B)	70	4,702
UMB Financial Corporation	36	1,750

		10,946

Restaurants – 1.5%
Dunkin’ Brands Group, Inc.	118	3,442

Semiconductor Equipment – 1.5%
Lam Research Corporation (B)	113	3,582

Semiconductors – 4.4%
ARM Holdings plc, ADR	86	2,406
Cavium Inc. (B)	98	3,281
Microchip Technology Incorporated	150	4,901

		10,588

Specialty Stores – 3.5%
PetSmart, Inc.	55	3,815
Ulta Salon, Cosmetics & Fragrance, Inc.	45	4,290

		8,105

Systems Software – 1.2%
Red Hat, Inc. (B)	21	1,170
ServiceNow, Inc. (B)	41	1,592

		2,762

Trading Companies & Distributors – 2.0%
Fastenal Company	109	4,695

TOTAL COMMON STOCKS – 94.3%		$222,827
(Cost: $197,057)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 1.2%
Wal-Mart Stores, Inc., 0.110%, 10–22–12 (D)	$3,000	3,000

Master Note – 4.7%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (E)	10,990	10,990

TOTAL SHORT-TERM SECURITIES – 5.9%		$13,990
(Cost: $13,990)

TOTAL INVESTMENT SECURITIES – 100.2%		$236,817
(Cost: $211,047)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(523)
NET ASSETS – 100.0%		$236,294

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$222,827	$—	$—
Short-Term Securities	—	13,990	—
Total	$222,827	$13,990	$—
Liabilities
Written Options	$—	$989	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Fortune Brands Home & Security, Inc.	Citibank, N.A.	Call	524	October 2012	$24.00	$127	$(164)
Martin Marietta Materials, Inc.	Deutsche Bank AG	Call	230	October 2012	86.00	208	(34)
Ubiquiti Networks, Inc.	UBS Securities LLC	Put	155	October 2012	29.00	268	(268)
	Morgan Stanley Smith Barney LLC	Put	286	October 2012	30.00	530	(523)
						$1,133	$(989)

(A) Listed on an exchange outside the United States.

(B) No dividends were paid during the preceding 12 months.

(C) All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D) Rate shown is the yield to maturity at September 30, 2012.

(E) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$211,047
Gross unrealized appreciation	35,208
Gross unrealized depreciation	(9,438)
Net unrealized appreciation	$25,770

SCHEDULE OF INVESTMENTS Money Market (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.980%, 7–19–13	$4,500	$4,500
0.800%, 9–10–13	3,085	3,085

Total Certificate Of Deposit – 3.2%		7,585
Commercial Paper
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited):
0.180%, 10–2–12 (A)	1,000	1,000
0.190%, 11–13–12 (A)	2,800	2,799
Chicago Midway Intl Arpt, 2003 Program, Ser C (GTD by JPMorgan Chase & Co.),
0.220%, 11–14–12 (A)	2,251	2,251
Coca–Cola Company (The):
0.220%, 11–19–12 (A)	1,090	1,090
0.200%, 1–10–13 (A)	1,500	1,499
0.250%, 1–15–13 (A)	2,331	2,329
0.240%, 3–1–13 (A)	2,300	2,298
Corporacion Andina de Fomento:
0.390%, 10–4–12 (A)	3,000	3,000
0.260%, 10–22–12 (A)	1,800	1,800
0.350%, 12–4–12 (A)	1,300	1,299
0.800%, 5–28–13 (A)	5,000	4,973
Danaher Corporation:
0.160%, 10–15–12 (A)	1,100	1,100
0.160%, 10–22–12 (A)	5,500	5,499
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.180%, 10–4–12 (A)	803	803
Kroger Co. (The),
0.390%, 10–1–12 (A)	1,040	1,040
L’Air Liquide S.A.:
0.180%, 10–1–12 (A)	7,100	7,100
0.160%, 10–12–12 (A)	2,669	2,669
0.180%, 10–15–12 (A)	1,000	1,000
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.180%, 10–4–12 (A)	7,270	7,270
Muni Impvt Corp of Los Angeles, Lease Rev (GTD by JPMorgan Chase & Co.),
0.200%, 11–5–12 (A)	1,000	1,000
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia),
0.180%, 10–31–12 (A)	4,633	4,632
River Fuel Trust #1 (GTD by Bank of Nova Scotia):
0.230%, 10–2–12 (A)	4,900	4,900
0.240%, 10–31–12 (A)	2,000	2,000
Unilever Capital Corporation,
0.450%, 1–17–13 (A)	1,400	1,398
Wisconsin Electric Power Co.:
0.230%, 10–4–12 (A)	9,300	9,300
0.210%, 10–11–12 (A)	2,375	2,375

Total Commercial Paper – 32.6%		76,424
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.510%, 11–2–12 (B)	3,300	3,300
0.660%, 12–7–12 (B)	3,400	3,400
Banco del Estado de Chile,
0.990%, 12–24–12 (B)	4,000	4,000

Bank of Nova Scotia,
0.700%, 10–19–12 (B)	1,700	1,703
BellSouth Corporation (GTD by AT&T Inc.),
3.950%, 4–26–13 (B)	7,000	7,128
Caterpillar Inc.,
0.530%, 11–21–12 (B)	2,200	2,201
General Electric Capital Corporation:
5.250%, 10–19–12	6,850	6,865
2.800%, 1–8–13	1,250	1,258
5.450%, 1–15–13	1,800	1,826
General Electric Company,
5.000%, 2–1–13	275	279
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.710%, 11–26–12 (B)	1,500	1,500
Kimberly–Clark Corporation,
4.028%, 12–19–12	6,100	6,148
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.210%, 10–4–12 (B)	2,335	2,335
Toyota Motor Credit Corporation:
0.650%, 10–24–12 (B)	1,700	1,700
0.590%, 12–17–12 (B)	6,100	6,100
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 10–4–12 (B)	1,242	1,242
Wachovia Corporation, (GTD by Wells Fargo Bank, N.A.),
5.500%, 5–1–13	3,000	3,087

Total Notes – 23.1%		54,072

TOTAL CORPORATE OBLIGATIONS – 58.9%		$138,081
(Cost: $138,081)

MUNICIPAL OBLIGATIONS
Arizona – 0.8%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.), 0.190%, 10–4–12 (B)	1,817	1,817

California – 10.2%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.170%, 10–1–12 (B)	1,300	1,300
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (Los Angeles Cnty Museum of Natural History Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.), 0.160%, 10–1–12 (B)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation), 0.190%, 10–1–12 (B)	2,914	2,914

CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.200%, 10–1–12 (B)	5,077	5,077
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government),
0.170%, 10–4–12 (B)	5,200	5,200
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.170%, 10–4–12 (B)	2,210	2,210
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.):
0.150%, 10–3–12 (B)	1,395	1,395
0.160%, 10–3–12 (B)	400	400
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09–1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.170%, 10–1–12 (B)	3,000	3,000
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.170%, 10–3–12 (B)	500	500

		23,896

Colorado – 3.6%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.240%, 10–3–12 (B)	4,220	4,220
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.),
0.200%, 10–4–12 (B)	1,895	1,895
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.190%, 10–4–12 (B)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.270%, 10–4–12 (B)	1,500	1,500
0.500%, 10–4–12 (B)	550	550

		8,415

Georgia – 2.2%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997,
0.240%, 10–1–12 (B)	3,000	3,000
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GAPower Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company),
0.240%, 10–1–12 (B)	2,275	2,275
Dev Auth of Talbot Cnty, Incr Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (GTD by Wachovia Bank, N.A.),
0.260%, 10–4–12 (B)	25	25

		5,300

Illinois – 1.1%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hltcare Org (GTD by JPMorgan Chase Bank, N.A.),
0.180%, 10–4–12 (B)	730	730
IL Fin Auth, Var Rate Demand Rev Bonds (Provena Health), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.200%, 10–1–12 (B)	1,055	1,055

IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.190%, 10–1–12 (B)	790	790

		2,575

Iowa – 0.5%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),

0.180%, 9–25–12 (B)	1,170	1,170

Louisiana – 1.4%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.170%, 10–3–12 (B)	2,350	2,350
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation),
0.210%, 10–1–12 (B)	1,000	1,000

		3,350

Maryland – 0.2%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.190%, 10–3–12 (B)	530	530

Massachusetts – 1.3%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L-1 (GTD by JPMorgan Chase Bank, N.A.),
0.170%, 10–4–12 (B)	3,000	3,000

Mississippi – 6.5%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 10–4–12 (B)	3,936	3,936
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.190%, 10–1–12 (B)	9,510	9,510
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation),
0.190%, 10–1–12 (B)	1,750	1,750

		15,196

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.250%, 10–3–12 (B)	1,340	1,340

New York – 1.2%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank, N.A.),
0.180%, 10–3–12 (B)	2,000	2,000
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation),
0.190%, 10–3–12 (B)	900	900

		2,900

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.),
0.180%, 10–3–12 (B)	700	700

Texas – 3.5%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.180%, 10–4–12 (B)	2,910	2,910
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.180%, 10–1–12 (B)	2,250	2,250
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.180%, 10–1–12 (B)	3,040	3,040

		8,200

Wisconsin – 1.3%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.),
0.180%, 10–3–12 (B)	400	400
WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008–A (GTD by U.S. Bank, N.A.),
0.180%, 10–3–12 (B)	2,700	2,700

		3,100

Wyoming – 0.5%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.190%, 10–1–12 (B)	1,156	1,156

TOTAL MUNICIPAL OBLIGATIONS – 35.2%		$82,645
(Cost: $82,645)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills
Overseas Private Investment Corporation (GTD by United States Government),
0.170%, 9–26–12	2,167	2,167
United States Treasury Bills:
0.080%, 12–13–12	1,720	1,720
0.150%, 1–3–13	1,575	1,574
0.140%, 3–28–13	2,700	2,698

Total Treasury Bills – 3.5%		8,159

United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.160%, 10–3–12 (B)	1,812	1,811
0.160%, 10–3–12 (B)	901	901
0.500%, 12–9–12 (B)	815	815
Totem Ocean Trailer Express, Inc. (GTD by United States Government),
0.640%, 10–15–12 (B)	1,255	1,255

Total United States Government Agency Obligations –2.0%	4,782

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 5.5%	$12,941
(Cost: $12,941)

TOTAL INVESTMENT SECURITIES – 99.6%	$233,667
(Cost: $233,667)

CASH AND OTHER ASSETS, NET OF LIABILITIES –0.4%	874

NET ASSETS – 100.0%	$234,541

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$138,081	$—
Municipal Obligations	—	82,645	—
United States Government Agency Obligations	—	12,941	—
Total	$—	$233,667	$—

There were not transfers between any levels during the period ended September 30, 2012.

(A)	Rate shown is the yield to maturity at September 30, 2012.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets or the next demand date.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$233,667
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

SCHEDULE OF INVESTMENTS Real Estate Securities (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified REITs – 2.4%
Liberty Property Trust	4	$159
Vornado Realty Trust	10	810

		969

Hotels, Resorts & Cruise Lines – 0.8%
Starwood Hotels & Resorts Worldwide, Inc.	5	313

Industrial REITs – 4.5%
EastGroup Properties, Inc.	2	106
ProLogis	49	1,707

		1,813

Mortgage REITs – 0.7%
Colony Financial, Inc.	14	267

Office REITs – 15.6%
Alexandria Real Estate Equities, Inc.	6	456
BioMed Realty Trust, Inc.	30	558
Boston Properties, Inc.	15	1,614
Brandywine Realty Trust	36	439
Digital Realty Trust, Inc.	12	865
Duke Realty Corporation	36	534
Hudson Pacific Properties, Inc.	12	228
Kilroy Realty Corporation	14	605
Mack-Cali Realty Corporation	10	274
SL Green Realty Corp.	10	777

		6,350

Real Estate Operating Companies – 2.0%
Brookfield Properties Corporation	30	497
Forest City Enterprises, Inc., Class A (A)	19	304

		801

Real Estate Services – 0.5%
CB Richard Ellis Group, Inc. (A)(B)	11	197

Residential REITs – 20.2%
American Campus Communities, Inc.	3	136
Apartment Investment and Management Company, Class A	26	665
AvalonBay Communities, Inc.	10	1,346
BRE Properties, Inc., Class A	8	394
Camden Property Trust	11	716
Campus Crest Communities, Inc.	23	249
Colonial Properties Trust	16	343
Equity Lifestyle Properties, Inc.	4	266
Equity Residential	28	1,616
Essex Property Trust, Inc.	4	616
Mid-America Apartment Communities, Inc.	8	536
Post Properties	12	566
UDR, Inc.	30	755

		8,204

Retail REITs – 25.0%
Acadia Realty Trust	17	429
Agree Realty Corporation	18	451
AmREIT, Inc., Class B	8	124
CBL & Associates Properties, Inc.	21	452
DDR Corp.	53	817
General Growth Properties, Inc. (A)	40	779

Kimco Realty Corporation	41	825
Macerich Company (The)	18	1,007
Primaris Retail Real Estate Investment Trust (C)	13	332
RioCan Real Estate Investment Trust (C)	10	287
Simon Property Group, Inc. (B)	26	3,998
Tanger Factory Outlet Centers, Inc.	14	440
Weingarten Realty Investors	8	231

		10,172

Specialized REITs – 24.9%
Chatham Lodging Trust	4	51
Chesapeake Lodging Trust	9	175
CubeSmart	35	452
Entertainment Properties Trust	4	182
HCP, Inc.	29	1,281
Health Care REIT, Inc.	29	1,675
Hersha Hospitality Trust	70	345
Host Hotels & Resorts, Inc.	60	968
LaSalle Hotel Properties	11	294
LTC Properties, Inc.	4	140
Pebblebrook Hotel Trust	12	290
Plum Creek Timber Company, Inc.	4	189
Public Storage, Inc.	13	1,809
Sovran Self Storage, Inc.	1	69
Summit Hotel Properties, Inc. (A)	29	243
Sunstone Hotel Investors, Inc. (A)	21	231
Ventas, Inc.	28	1,752

		10,146

Wireless Telecommunication Service – 1.4%
American Tower Corporation, Class A (A)	5	343
Crown Castle International Corp. (A)	4	256

		599

TOTAL COMMON STOCKS – 98.0%		$39,831
(Cost: $35,535)

INVESTMENT FUNDS
Registered Investment Companies – 0.3%
ProShares UltraShort Real Estate	4	110

TOTAL INVESTMENT FUNDS – 0.3%		$110
(Cost: $108)

PREFERRED STOCKS
Office REITs – 0.8%
Digital Realty Trust, Inc., 7.000%	12	321

Specialized REITs – 0.6%
Pebblebrook Hotel Trust, Series B, 8.000%	9	244

TOTAL PREFERRED STOCKS – 1.4%		$565
(Cost: $532)

SHORT-TERM SECURITIES	Principal

Master Note – 0.7%
Toyota Motor Credit Corporation,
0.122%, 10–5–12 (D)	$266	266

TOTAL SHORT-TERM SECURITIES – 0.7%	$266
(Cost: $266)

TOTAL INVESTMENT SECURITIES – 100.4%	$40,772
(Cost: $36,441)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4%)	(170)

NET ASSETS – 100.0%	$40,602

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$39,831	$—	$—
Investment Funds	110	—	—
Preferred Stocks	565	—	—
Short-Term Securities	—	266	—
Total	$40,506	$266	$—
Liabilities
Written Options	$6	$—	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
CB Richard Ellis Group, Inc.	N/A	Call	62	October 2012	$18.00	$4	$(6)
Simon Property Group, Inc.	N/A	Call	26	October 2012	165.00	8	— *
						$12	$(6)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

OTC	= Over the Counter

REIT	= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$36,441
Gross unrealized appreciation	5,546
Gross unrealized depreciation	(1,215)
Net unrealized appreciation	$4,331

SCHEDULE OF INVESTMENTS Science and Technology (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products – 0.7%
Darling International Inc. (A)	125	$2,292

Application Software – 13.9%
ACI Worldwide, Inc. (A)	374	15,784
Aspen Technology, Inc. (A)	1,106	28,598
Nuance Communications, Inc. (A)	85	2,106

		46,488

Biotechnology – 4.6%
Ironwood Pharmaceuticals, Inc., Class A (A)	122	1,555
Isis Pharmaceuticals, Inc. (A)	200	2,807
Vertex Pharmaceuticals Incorporated (A)	195	10,934

		15,296

Communications Equipment – 0.4%
Riverbed Technology, Inc. (A)	57	1,331

Computer Hardware – 7.8%
Apple Inc. (A)(B)	39	26,290

Construction & Engineering – 0.8%
Abengoa, S.A. (C)	79	1,383
Aegion Corporation (A)	76	1,461

		2,844

Consumer Finance – 0.8%
NetSpend Holdings, Inc. (A)	258	2,534

Data Processing & Outsourced Services – 12.8%
Alliance Data Systems Corporation (A)	177	25,112
Euronet Worldwide, Inc. (A)	373	6,999
Vantiv, Inc., Class A (A)	165	3,556
VeriFone Holdings, Inc. (A)	153	4,258
WNS (Holdings) Limited, ADR (A)	276	2,830

		42,755

Electronic Components – 2.0%
Power-One, Inc. (A)	860	4,815
Universal Display Corporation (A)(D)	52	1,777

		6,592

Fertilizers & Agricultural Chemicals – 1.2%
Monsanto Company (D)	45	4,059

Health Care Equipment – 0.8%
Boston Scientific Corporation (A)	454	2,606

Health Care Facilities – 3.2%
Tenet Healthcare Corporation (A)	1,708	10,712

Health Care Services – 0.6%
Fleury S.A. (C)	46	540
Fleury S.A. (C)(E)	131	1,547

		2,087

Health Care Technology – 1.9%
Cerner Corporation (A)	84	6,479

Industrial Machinery – 5.3%
ESCO Technologies Inc.	256	9,954
Pentair, Inc.	171	7,598

		17,552

Integrated Telecommunication Services – 2.3%
CenturyLink, Inc.	59	2,371
China Unicom Limited (C)	1,890	3,101
Windstream Corporation	215	2,176

		7,648

Internet Software & Services – 5.6%
21Vianet Group, Inc., ADR (A)	156	1,802
Google Inc., Class A (A)	18	13,204
SINA Corporation (A)(D)	58	3,719

		18,725

IT Consulting & Other Services – 4.3%
Acxiom Corporation (A)	575	10,511
iGate Corporation (A)	208	3,785

		14,296

Managed Health Care – 4.4%
Amil Participacoes S.A. (C)	332	3,975
UnitedHealth Group Incorporated	162	8,998
WellPoint, Inc.	29	1,694

		14,667

Movies & Entertainment – 0.5%
News Corporation Limited, Class A (A)	70	1,705

Oil & Gas Equipment & Services – 0.5%
Forum Energy Technologies, Inc. (A)	69	1,678

Research & Consulting Services – 1.2%
Qualicorp S.A. (A)(C)	48	458
Qualicorp S.A. (A)(C)(E)	382	3,670

		4,128

Semiconductor Equipment – 1.3%
Nanometrics Incorporated (A)	145	1,997
Photronics, Inc. (A)	419	2,251

		4,248

Semiconductors – 13.9%
CEVA, Inc. (A)	16	227
Cree, Inc. (A)	445	11,371
Micron Technology, Inc. (A)	2,036	12,187
Samsung Electronics Co., Ltd. (C)	14	17,318
Spansion Inc. (A)	142	1,697
Spreadtrum Communications, Inc., ADR	208	4,266

		47,066

Systems Software – 1.1%
Allot Communications Ltd. (A)	143	3,800

Wireless Telecommunication Service – 2.4%
Sprint Nextel Corporation (A)	1,457	8,039

TOTAL COMMON STOCKS – 94.3%		$315,917
(Cost: $235,009)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Monsanto Company,
Put $77.50, Expires 10–20–12, OTC (Ctrpty: Barclays Bank plc)	446	4

TOTAL PURCHASED OPTIONS – 0.0%		$4
(Cost: $57)

CORPORATE DEBT SECURITIES	Principal

Semiconductors – 0.3%
JinkoSolar Holding Co., Ltd., Convertible, 4.000%, 5–15–16 (E)	$2,230	870

TOTAL CORPORATE DEBT SECURITIES – 0.3%		$870
(Cost: $2,190)

SHORT-TERM SECURITIES
Commercial Paper – 4.8%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.180%, 10–2–12 (F)	3,000	3,000
CVS Caremark Corporation, 0.330%, 10–1–12 (F)	3,000	3,000
Praxair, Inc., 0.080%, 10–11–12 (F)	5,000	5,000
Prudential Funding LLC, 0.100%, 10–1–12 (F)	2,147	2,147
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.160%, 12–7–12 (F)	3,000	2,999

		16,146

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (G)	2,679	2,679

TOTAL SHORT–TERM SECURITIES – 5.6%		$18,825
(Cost: $18,825)

TOTAL INVESTMENT SECURITIES – 100.2%		$335,616
(Cost: $256,081)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(589)

NET ASSETS – 100.0%		$335,027

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,705	$—	$—
Consumer Staples	2,292	—	—
Energy	1,678	—	—
Financials	2,534	—	—
Health Care	51,847	—	—
Industrials	24,524	—	—
Information Technology	211,591	—	—
Materials	4,059	—	—
Telecommunication Services	15,687	—	—
Total Common Stocks	$315,917	$—	$—
Purchased Options	—	4	—
Corporate Debt Securities	—	870	—
Short-Term Securities	—	18,825	—
Total	$315,917	$19,699	$—
Liabilities
Written Options	$34	$210	$—

There were no reoccurring transfers between any levels during the period ended September 30, 2012.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Apple Inc.	N/A	Call	150	October 2012	$725.00	$110	$(34)
Monsanto Company	Barclays Bank plc	Call	446	October 2012	95.00	51	(32)
SINA Corporation	Barclays Bank plc	Call	225	October 2012	57.50	88	(176)
Universal Display Corporation	Morgan Stanley & Co., Inc.	Call	289	October 2012	44.00	49	(2)
						$298	$(244)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(E)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the total value of these securities amounted to $6,087 or 1.8% of net assets.

(F)	Rate shown is the yield to maturity at September 30, 2012.

(G)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR	= American Depositary Receipts

GTD	= Guaranteed

OTC	= Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$256,081
Gross unrealized appreciation	93,200
Gross unrealized depreciation	(13,665)
Net unrealized appreciation	$79,535

SCHEDULE OF INVESTMENTS Small Cap Growth (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 1.1%
Huntington Ingalls Industries, Inc. (A)	117	$4,923

Apparel Retail – 1.8%
Zumiez Inc. (A)	300	8,330

Apparel, Accessories & Luxury Goods – 2.2%
Under Armour, Inc., Class A (A)	180	10,070

Application Software – 7.4%
BroadSoft, Inc. (A)	333	13,679
Synchronoss Technologies, Inc. (A)	202	4,616
Tyler Technologies, Inc. (A)	130	5,726
Ultimate Software Group, Inc. (The) (A)	105	10,673

		34,694

Asset Management & Custody Banks – 1.9%
AllianceBernstein Holding L.P.	301	4,643
WisdomTree Investment, Inc. (A)	645	4,322

		8,965

Automotive Retail – 1.2%
Lithia Motors, Inc.	172	5,739

Biotechnology – 1.0%
Ironwood Pharmaceuticals, Inc., Class A (A)	350	4,476

Brewers – 1.7%
Boston Beer Company, Inc. (The), Class A (A)	68	7,633

Building Products – 1.4%
A. O. Smith Corporation	110	6,348

Communications Equipment – 2.4%
Aruba Networks, Inc. (A)	358	8,043
Finisar Corporation (A)	210	3,003

		11,046

Construction & Farm Machinery & Heavy Trucks – 5.7%
Manitowoc Company, Inc. (The)	473	6,308
Titan Machinery Inc. (A)	163	3,301
Westinghouse Air Brake Technologies Corporation	215	17,244

		26,853

Consumer Finance – 1.7%
First Cash Financial Services, Inc. (A)	173	7,982

Diversified Support Services – 2.8%
Portfolio Recovery Associates, Inc. (A)	125	13,047

Electrical Components & Equipment – 1.2%
Acuity Brands, Inc.	87	5,496

Electronic Equipment & Instruments – 5.2%
FARO Technologies, Inc. (A)	178	7,343
OSI Systems, Inc. (A)	215	16,757

		24,100

Electronic Manufacturing Services – 3.0%
IPG Photonics Corporation (A)	248	14,217

Fertilizers & Agricultural Chemicals – 2.2%
American Vanguard Corporation	226	7,881
Rentech Nitrogen GP, LLC and Rentech Nitrogen Partners, L.P.	67	2,585

		10,466

Food Retail – 0.2%
Natural Grocers by Vitamin Cottage, Inc. (A)	49	1,095

Health Care Equipment – 8.6%
Cyberonics, Inc. (A)	252	13,211
Heartware International, Inc. (A)	37	3,497
NuVasive, Inc. (A)	451	10,342
Volcano Corporation (A)	467	13,332

		40,382

Health Care Facilities – 0.5%
Hanger Orthopedic Group, Inc. (A)	86	2,460

Health Care Supplies – 1.7%
Align Technology, Inc. (A)	137	5,067
Vascular Solutions, Inc. (A)	190	2,813

		7,880

Health Care Technology – 3.1%
HealthStream, Inc. (A)	190	5,408
Omnicell, Inc. (A)	433	6,018
Vocera Communications, Inc. (A)	92	2,853

		14,279

Homefurnishing Retail – 2.4%
Select Comfort Corporation (A)	348	10,980

Industrial Machinery – 1.5%
Chart Industries, Inc. (A)	95	7,008

Internet Retail – 1.1%
Blue Nile, Inc. (A)	138	5,125

Internet Software & Services – 3.1%
Constant Contact, Inc. (A)	392	6,822
OpenTable, Inc. (A)	169	7,034
Trulia, Inc. (A)	18	394

		14,250

Investment Banking & Brokerage – 3.4%
Greenhill & Co., Inc.	192	9,960
Stifel Financial Corp. (A)	173	5,815

		15,775

Leisure Products – 2.8%
Arctic Cat Inc. (A)	216	8,936
Sturm, Ruger & Company, Inc.	85	4,226

		13,162

Oil & Gas Equipment & Services – 6.0%
Core Laboratories N.V.	46	5,600
Dril-Quip, Inc. (A)	140	10,077
Forum Energy Technologies, Inc. (A)	299	7,265
Superior Energy Services, Inc. (A)	233	4,780

		27,722

Oil & Gas Storage & Transportation – 2.2%
Targa Resources Corp.	207	10,420

Packaged Foods & Meats – 0.8%
Calavo Growers, Inc.	156	3,907

Pharmaceuticals – 3.3%
Akorn, Inc. (A)	400	5,284
Impax Laboratories, Inc. (A)	93	2,421
Salix Pharmaceuticals, Ltd. (A)	181	7,675

		15,380

Restaurants – 2.2%
BJ’s Restaurants, Inc. (A)	105	4,762
Caribou Coffee Company, Inc. (A)	410	5,624

		10,386

Semiconductors – 0.9%
Cirrus Logic, Inc. (A)	115	4,410

Systems Software – 4.8%
Allot Communications Ltd. (A)	165	4,386
Eloqua, Inc. (A)	152	3,000
MICROS Systems, Inc. (A)	306	15,023

		22,409

Trading Companies & Distributors – 1.3%
Beacon Roofing Supply, Inc. (A)	218	6,203

TOTAL COMMON STOCKS – 93.8%		$437,618
(Cost: $387,777)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 23.3%
Air Products and Chemicals, Inc., 0.110%, 10–10–12 (B)	$7,500	7,500
American Honda Finance Corp. (GTD by Honda Motor Co.), 0.140%, 11–15–12 (B)	11,000	10,998
Bank of Nova Scotia, 0.125%, 10–3–12 (B)	10,000	10,000
CVS Caremark Corporation, 0.330%, 10–1–12 (B)	5,000	5,000
Emerson Electric Co., 0.110%, 10–17–12 (B)	6,000	6,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc), 0.120%, 10–18–12 (B)	17,000	16,999
Kimberly-Clark Worldwide Inc., 0.100%, 10–4–12 (B)	9,100	9,100
McCormick & Co. Inc., 0.300%, 10–26–12 (B)	3,500	3,499
Praxair, Inc., 0.080%, 10–11–12 (B)	15,000	15,000
Prudential Funding LLC, 0.100%, 10–1–12 (B)	2,910	2,910
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.160%, 12–7–12 (B)	3,000	2,999
United Technologies Corporation, 0.110%, 10–22–12 (B)	5,000	5,000
Wal-Mart Stores, Inc., 0.110%, 10–22–12 (B)	8,000	7,999
Walt Disney Company (The), 0.120%, 11–8–12 (B)	6,000	5,999

		109,003

Master Note – 0.8%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (C)	3,605	3,605

TOTAL SHORT-TERM SECURITIES – 24.1%		$112,608
(Cost: $112,608)

TOTAL INVESTMENT SECURITIES – 117.9%		$550,226
(Cost: $500,385)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (17.9%)		(83,390)

NET ASSETS – 100.0%		$466,836

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

— Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

— Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

— Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$437,618	$—	$—
Short-Term Securities	—	112,608	—
Total	$437,618	$112,608	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$500,385
Gross unrealized appreciation	67,056
Gross unrealized depreciation	(17,215)
Net unrealized appreciation	$49,841

SCHEDULE OF INVESTMENTS Small Cap Value (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.1%
Triumph Group, Inc.	122	$7,648

Apparel Retail – 1.2%
AnnTaylor Stores Corporation (A)	80	3,003

Apparel, Accessories & Luxury Goods – 4.0%
Hanesbrands Inc. (A)	173	5,506
Jones Apparel Group, Inc.	343	4,408

		9,914

Application Software – 1.0%
Synchronoss Technologies, Inc. (A)	108	2,473

Auto Parts & Equipment – 4.6%
Dana Holding Corporation	304	3,739
Visteon Corporation (A)	166	7,399

		11,138

Broadcasting – 3.8%
Belo Corp., Class A	668	5,233
Entercom Communications Corp. (A)	597	4,093

		9,326

Construction & Farm Machinery & Heavy Trucks – 2.4%
Accuride Corporation (A)	367	1,708
Manitowoc Company, Inc. (The)	315	4,202

		5,910

Data Processing & Outsourced Services – 1.9%
CoreLogic Inc. (A)	172	4,574

Electric Utilities – 2.3%
Great Plains Energy Incorporated	260	5,779

Food Retail – 0.3%
Roundy’s Supermarkets, Inc.	134	813

Forest Products – 1.4%
Louisiana-Pacific Corporation (A)	269	3,366

Gas Utilities – 2.1%
Southwest Gas Corporation	117	5,159

Health Care Facilities – 5.3%
Community Health Systems, Inc. (A)	221	6,432
HealthSouth Corporation (A)	156	3,753
LifePoint Hospitals, Inc. (A)	68	2,909

		13,094

Health Care Services – 0.5%
Team Health Holdings, Inc. (A)	45	1,226

Homebuilding – 2.0%
M.D.C. Holdings, Inc.	127	4,906

Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	302	6,778

Office REITs – 2.2%
Lexington Corporation Properties Trust	553	5,343

Oil & Gas Equipment & Services – 4.7%
GulfMark Offshore, Inc. (A)	144	4,745
McDermott International, Inc. (A)	552	6,743

		11,488

Oil & Gas Exploration & Production – 3.2%
EV Energy Partners, L.P.	54	3,380
Oasis Petroleum LLC (A)	69	2,033
Petroleum Development Corporation (A)	79	2,499

		7,912

Oil & Gas Storage & Transportation – 3.2%
Atlas Pipeline Partners, L.P.	84	2,848
EQT Midstream Partners, LP (A)	89	2,569
MarkWest Energy Partners, L.P.	45	2,465

		7,882

Paper Packaging – 2.3%
Boise Inc.	643	5,628

Personal Products – 0.8%
Inter Parfums, Inc.	105	1,927

Property & Casualty Insurance – 2.1%
Argo Group International Holdings, Ltd.	158	5,108

Publishing – 4.2%
E. W. Scripps Company (The) (A)	402	4,276
Valassis Communications, Inc. (A)	156	3,839
Washington Post Company, Class B (The)	7	2,360

		10,475

Regional Banks – 8.0%
Bank of Marin Bancorp	68	2,878
First Horizon National Corporation	652	6,282
First Niagara Financial Group, Inc.	574	4,644
Wintrust Financial Corporation	49	1,828
Zions Bancorporation	203	4,187

		19,819

Reinsurance – 4.2%
Endurance Specialty Holdings Ltd.	136	5,251
Reinsurance Group of America, Incorporated	88	5,116

		10,367

Restaurants – 0.7%
Bloomin’ Brands, Inc. (A)	112	1,834

Semiconductor Equipment – 1.4%
Teradyne, Inc. (A)	241	3,420

Semiconductors – 2.9%
Freescale Semiconductor, Inc. (A)	393	3,737
Spansion Inc. (A)	295	3,521

		7,258

Specialized REITs – 1.7%
Strategic Hotels & Resorts, Inc. (A)	703	4,222

Specialty Chemicals – 4.4%
Ashland Inc.	67	4,798
Cytec Industries Inc.	55	3,578
RPM International Inc.	89	2,551

		10,927

Technology Distributors – 1.2%
Insight Enterprises, Inc. (A)	176	3,080

Thrifts & Mortgage Finance – 1.9%
Capitol Federal Financial	387	4,625

Trucking – 1.8%
Marten Transport, Ltd.	181	3,178
Werner Enterprises, Inc.	55	1,180

		4,358

TOTAL COMMON STOCKS – 89.5%		$220,780
(Cost: $207,290)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.4%
THL Credit, Inc.	249	3,498

TOTAL INVESTMENT FUNDS – 1.4%		$3,498
(Cost: $3,255)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.4%
BHP Billiton Finance (USA) Limited (GTD by BHP Billiton Limited), 0.180%, 10–2–12 (B)	$6,000	6,000

Master Note – 0.9%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (C)	2,330	2,330

Municipal Obligations - Taxable – 6.0%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.180%, 10–4–12 (C)	1,830	1,830
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America, N.A.), 0.210%, 10–4–12 (C)	12,683	12,683
Taxable Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3, 0.170%, 10–3–12 (C)	125	125

		14,638

TOTAL SHORT-TERM SECURITIES – 9.3%		$22,968
(Cost: $22,968)

TOTAL INVESTMENT SECURITIES – 100.2%		$247,246
(Cost: $233,513)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(468)

NET ASSETS – 100.0%		$246,778

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$220,780	$—	$—
Investment Funds	3,498	—	—
Short-Term Securities	—	22,968	—
Total	$224,278	$22,968	$—

There were no transfers between any levels during the period ended September 30, 2012.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2012.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$233,513
Gross unrealized appreciation	24,290
Gross unrealized depreciation	(10,557)
Net unrealized appreciation	$13,733

SCHEDULE OF INVESTMENTS Value (in thousands)	SEPTEMBER 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Biotechnology – 2.0%
Amgen Inc.	74	$6,223

Cable & Satellite – 3.1%
Time Warner Cable Inc.	103	9,791

Computer Hardware – 1.1%
Hewlett-Packard Company	202	3,453

Computer Storage & Peripherals – 0.3%
EMC Corporation (A)	31	832

Consumer Finance – 3.9%
Capital One Financial Corporation	210	11,989

Department Stores – 1.7%
Macy’s Inc.	137	5,146

Drug Retail – 2.7%
CVS Corporation	175	8,479

Electronic Manufacturing Services – 1.4%
TE Connectivity Ltd.	132	4,476

Fertilizers & Agricultural Chemicals – 1.0%
Mosaic Company (A)	54	3,094

General Merchandise Stores – 2.0%
Target Corporation	96	6,119

Health Care Distributors – 2.0%
McKesson Corporation (B)	73	6,263

Home Improvement Retail – 1.6%
Lowe’s Companies, Inc.	166	5,023

Industrial Machinery – 2.1%
Parker Hannifin Corporation	78	6,519

Integrated Telecommunication Services – 4.0%
AT&T Inc.	325	12,249

Investment Banking & Brokerage – 2.8%
Goldman Sachs Group, Inc. (The)	76	8,662

Life & Health Insurance – 3.2%
MetLife, Inc.	288	9,914

Managed Health Care – 8.4%
Aetna Inc.	185	7,322
UnitedHealth Group Incorporated	210	11,609
WellPoint, Inc. (B)	121	7,013

		25,944

Mortgage REITs – 1.0%
American Capital Agency Corp.	93	3,227

Multi-Utilities – 2.1%
PG&E Corporation	154	6,584

Office Electronics – 1.7%
Xerox Corporation (B)	701	5,148

Oil & Gas Exploration & Production – 5.8%
ConocoPhillips	135	7,731
Marathon Oil Corporation	341	10,095

		17,826

Oil & Gas Refining & Marketing – 5.4%
Marathon Petroleum Corporation	193	10,547
Phillips 66 (B)	135	6,241

		16,788

Oil & Gas Storage & Transportation – 10.3%
Access Midstream Partners, L.P.	33	1,087
Kinder Morgan Management, LLC (A)	62	4,726
MarkWest Energy Partners, L.P.	151	8,212
Plains All American Pipeline, L.P.	111	9,773
Regency Energy Partners LP	346	8,064

		31,862

Other Diversified Financial Services – 8.4%
Citigroup Inc.	293	9,587
JPMorgan Chase & Co.	394	15,945

		25,532

Packaged Foods & Meats – 0.8%
Kraft Foods Group, Inc. (A)	54	2,393

Pharmaceuticals – 3.4%
Teva Pharmaceutical Industries Limited, ADR	251	10,377

Property & Casualty Insurance – 3.3%
ACE Limited	136	10,304

Regional Banks – 1.4%
SunTrust Banks, Inc.	153	4,322

Reinsurance – 4.2%
RenaissanceRe Holdings Ltd.	84	6,503
Validus Holdings, Ltd.	187	6,351

		12,854

Semiconductor Equipment – 1.9%
Lam Research Corporation (A)	186	5,896

Systems Software – 1.6%
Oracle Corporation	161	5,073

TOTAL COMMON STOCKS – 94.6%		$292,362
(Cost: $276,287)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.8%
Prudential Funding LLC, 0.100%, 10–1–12 (C)	$2,426	2,426
River Fuel Company #2, Inc. (GTD by Bank of Nova Scotia), 0.160%, 12–7–12 (C)	3,000	2,999

		5,425

Master Note – 1.0%
Toyota Motor Credit Corporation, 0.122%, 10–5–12 (D)	3,159	3,159

Municipal Obligations - Taxable – 1.6%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.170%, 10–4–12 (D)	5,030	5,030

TOTAL SHORT-TERM SECURITIES – 4.4%		$13,614
(Cost: $13,614)

TOTAL INVESTMENT SECURITIES – 99.0%		$305,976
(Cost: $289,901)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		3,113

NET ASSETS – 100.0%		$309,089

Notes to Schedule of Investments

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$292,362	$—	$—
Short-Term Securities	—	13,614	—
Total	$292,362	$13,614	$—
Liabilities
Written Options	$264	$—	$—

There were no transfers between any levels during the period ended September 30, 2012.

The following written options were outstanding at September 30, 2012 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Market Value
Aetna Inc.	N/A	Put	241	November 2012	$35.00	$13	$(9)
Apple Inc.	N/A	Put	45	November 2012	625.00	33	(74)
	N/A	Put	45	December 2012	610.00	40	(84)
McKesson Corporation	N/A	Call	217	November 2012	92.50	22	(8)
Phillips 66	N/A	Call	279	November 2012	50.00	23	(21)
Target Corporation	N/A	Put	145	October 2012	55.00	11	(1)
WellPoint, Inc.	N/A	Call	153	October 2012	67.50	10	(1)
	N/A	Put	160	November 2012	52.50	13	(12)
Xerox Corporation	N/A	Call	1,115	October 2012	7.00	28	(48)
	N/A	Call	2,873	October 2012	9.00	17	(6)
						$210	$(264)

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at September 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$289,901
Gross unrealized appreciation	33,719
Gross unrealized depreciation	(17,644)
Net unrealized appreciation	$16,075

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 28, 2012